As filed with the Securities and Exchange Commission on January 22, 2019

Securities Act File No. [                  ]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [__]

Post-Effective Amendment No. [__]

MAINSTAY VP FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

(212) 576-7000

(Registrant’s Area Code and Telephone Number)

J. Kevin Gao, Esq.

MainStay VP Funds Trust

30 Hudson Street

Jersey City, New Jersey 07302

(Name and Address of Agent for Service)

With copies to:

Thomas C. Bogle, Esq.

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, NW

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on February 21, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended. No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

MAINSTAY VP FUNDS TRUST

MAINSTAY VP EPOCH U.S. SMALL CAP PORTFOLIO

51 MADISON AVE

NEW YORK, NEW YORK 10010

______, 2019

To our shareholders:

I am writing to inform you of the upcoming special meeting of shareholders (with any adjournments or postponements thereof, “Special Meeting”) of MainStay VP Epoch U.S. Small Cap Portfolio (“VP Epoch U.S. Small Cap Portfolio”), a series of MainStay VP Funds Trust, on April 30, 2019 at 10:00 a.m. Eastern time at the offices of New York Life Investment Management LLC, located at 51 Madison Avenue, New York, New York 10010. At this Special Meeting, you will be asked to vote on an important proposed transaction affecting the VP Epoch U.S. Small Cap Portfolio, as described in detail in the accompanying Proxy Statement/Prospectus.

As the owner of a variable annuity contract or a variable universal life insurance policy (“Policy”) issued by New York Life Insurance and Annuity Corporation, a Delaware corporation (“NYLIAC”), with some or all of your Policy value allocated to the VP Epoch U.S. Small Cap Portfolio, you have the right to instruct NYLIAC how to vote the shares of the VP Epoch U.S. Small Cap Portfolio attributable to your Policy at the Special Meeting as though you were a direct shareholder of the VP Epoch U.S. Small Cap Portfolio.

At the Special Meeting, shareholders of the VP Epoch U.S. Small Cap Portfolio will be asked to vote on the following proposals:

(1)	To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) providing for the acquisition of the assets and assumption of the liabilities of the VP Epoch U.S. Small Cap Portfolio, a series of MainStay VP Funds Trust, by MainStay VP MacKay Small Cap Core Portfolio (“Acquiring Portfolio” and together with the VP Epoch U.S. Small Cap Portfolio, the “Portfolios”), also a series of MainStay VP Funds Trust, in exchange for shares of the Acquiring Portfolio, followed by the complete liquidation of the VP Epoch U.S. Small Cap Portfolio (“Reorganization”); and

(2)	To transact such other business as may properly come before the Special Meeting.

After careful consideration, the Board of Trustees of MainStay Funds VP Trust unanimously approved proposal 1 (the “Proposal”) and recommends that you vote FOR the Proposal. The Acquiring Portfolio and the VP Epoch U.S. Small Cap Portfolio are each series of the MainStay VP Funds Trust and share the same Board of Trustees.

Your vote is very important regardless of the number of shares of the VP Epoch U.S. Small Cap Portfolio you own through your Policy. Whether or not you plan to attend the Special Meeting in person, please read the accompanying Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received by no later than the time of the Special Meeting on April 30, 2019. You will receive a proxy card that outlines several ways to instruct NYLIAC how to vote your shares, including by mail, telephone, and through the Internet. Please refer to the proxy card for more information on how to provide voting instructions. If we do not receive a response from you by one of these methods, you may receive a telephone call from our proxy solicitor, AST Fund Solutions, reminding you to provide voting instructions. If you have any questions regarding how to provide voting instructions, please call 800-598-2019. We will get you the answers that you need promptly. We appreciate your participation and prompt response in this matter, and thank you for your continued support.

Sincerely,

/s/ Kirk C. Lehneis
Kirk C. Lehneis
President
MainStay VP Funds Trust

MAINSTAY VP FUNDS TRUST

MAINSTAY VP EPOCH U.S. SMALL CAP PORTFOLIO

51 MADISON AVENUE

NEW YORK, NEW YORK 10010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD APRIL 30, 2019

NOTICE IS HEREBY GIVEN THAT a special meeting of shareholders (with any adjournments or postponements thereof, “Special Meeting”) of MainStay VP Epoch U.S. Small Cap Portfolio (“VP Epoch U.S. Small Cap Portfolio”), a series of MainStay VP Funds Trust, will be held on April 30, 2019 at 10:00 a.m. Eastern time at the offices of New York Life Investment Management LLC (“New York Life Investments”), located at 51 Madison Avenue, New York, New York 10010, to vote on the following proposals:

(1)	To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) providing for the acquisition of the assets and assumption of the liabilities of the VP Epoch U.S. Small Cap Portfolio, a series of MainStay VP Funds Trust, by MainStay VP MacKay Small Cap Core Portfolio (“Acquiring Portfolio” and together with the VP Epoch U.S. Small Cap Portfolio, the “Portfolios”), also a series of MainStay VP Funds Trust, in exchange for shares of the Acquiring Portfolio, followed by the complete liquidation of the VP Epoch U.S. Small Cap Portfolio (“Reorganization”); and

(2)	To transact such other business as may properly come before the Special Meeting.

Although the Board of Trustees of MainStay VP Funds Trust (the “Board”) believes that proposal 1 (the “Proposal”) is in the best interests of the VP Epoch U.S. Small Cap Portfolio, the final decision to approve the Proposal is up to you. After careful consideration, the Board recommends that you vote FOR the Proposal.

As the owner of a variable annuity contract or a variable universal life insurance policy (“Policy”) issued by New York Life Insurance and Annuity Corporation, a Delaware corporation (“NYLIAC”), with some or all of your Policy value allocated to the VP Epoch U.S. Small Cap Portfolio, you have the right to instruct NYLIAC how to vote the shares of the VP Epoch U.S. Small Cap Portfolio attributable to your Policy at the Special Meeting as though you are a direct shareholder of the VP Epoch U.S. Small Cap Portfolio.

To make this Proxy Statement/Prospectus easier to read, Policy owners are described as if they are voting directly on the Proposal at the Special Meeting, as opposed to directing NYLIAC how to vote the shares of the VP Epoch U.S. Small Cap Portfolio attributable to their Policy on the Proposal. Additionally, Policy owners are sometimes referred to in this Proxy Statement/Prospectus as “shareholders” for ease of reading purposes.

Please see the accompanying Proxy Statement/Prospectus for further information regarding the Special Meeting and the Proposal. You may vote at the Special Meeting if you were a shareholder of the VP Epoch U.S. Small Cap Portfolio as of the close of business on January 31, 2019. If you attend the Special Meeting, you may vote the shares of the VP Epoch U.S. Small Cap Portfolio attributable to your Policy in person. Even if you do not attend the Special Meeting, you may authorize your proxy by simply: (i) completing, signing, and returning the enclosed proxy card by mail in the postage-paid envelope provided or (ii) following the instructions on the voting instruction card for authorizing your proxy by submitting your vote via telephone or the Internet. Please refer to the proxy card for more information on how you may vote. You may revoke your proxy at any time prior to the date the proxy is to be exercised in the manner described in the Proxy Statement/Prospectus.

Your vote is very important. Whether or not you plan to attend the Special Meeting in person, please cast your vote using one of the voting options listed on your enclosed proxy card. You can vote your shares toll free at 1-888-227-9349 to reach an automated touchtone voting line, or, if you have questions about the meeting agenda or about how to vote your shares, please call toll-free 800-598-2019 to reach a live operator Monday through Friday 8:30 a.m. to 5:00 p.m. Eastern time.

By Order of the Board of Trustees,

/s/ J. Kevin Gao
J. Kevin Gao
Chief Legal Officer and Secretary
______, 2019

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION	VALID
CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe
(3) ABC Corp. c/o John Doe	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe
PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o	John B. Smith, Custodian f/b/o
John B. Smith, Jr. UGMA/UTMA	John B. Smith, Jr. UGMA/UTMA
(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of
John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

•	AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging onto the website indicated on your proxy card and following the instructions on the website. In order to log on, you will need the control number found on your proxy card.

•	AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.

•	VOTE BY MAIL. You may cast your vote by signing, dating, and mailing the enclosed proxy card in the postage-paid envelope provided.

•	VOTE IN PERSON AT THE SPECIAL MEETING.

QUESTIONS AND ANSWERS RELATING TO THE PROPOSAL

We recommend that you read the complete Proxy Statement/Prospectus. However, we thought it would be helpful to provide brief answers to some general questions concerning the shareholder meeting and proposal 1 (the “Proposal”) to be presented to shareholders of the VP Epoch U.S. Small Cap Portfolio for their consideration and approval.

Q. Why is a shareholder meeting being held?

A. You are being asked to consider and approve the proposed reorganization (“Reorganization”) of MainStay VP Epoch U.S. Small Cap Portfolio (“VP Epoch U.S. Small Cap Portfolio”), a series of MainStay VP Funds Trust, into MainStay VP MacKay Small Cap Core Portfolio (“Acquiring Portfolio” and together with the VP Epoch U.S. Small Cap Portfolio, the “Portfolios”), also a series of MainStay VP Funds Trust. If shareholders approve the Reorganization, it will take place on or about May 1, 2019.

Q. Why am I being asked to approve the Reorganization?

A. New York Life Investments believes that the shareholders of the VP Epoch U.S. Small Cap Portfolio will benefit from the opportunity to participate in an investment option that is more focused on portfolio holdings consisting of securities issued by small capitalization companies with the potential for improved performance relative to the VP Epoch U.S. Small Cap Portfolio and lower net expenses after fee waivers and/or expense reimbursements with improved potential for economies of scale.

Q. How will the Reorganization affect me?

A. If shareholders approve the Reorganization, all of the assets and liabilities of the VP Epoch U.S. Small Cap Portfolio will be combined with those of the Acquiring Portfolio, and you will become a shareholder of the Acquiring Portfolio. You will receive shares of the same share class of the Acquiring Portfolio having the same aggregate net asset value as that of your shares of the VP Epoch U.S. Small Cap Portfolio immediately prior to the Reorganization.

Q. How will the Reorganization affect my policy?

A. MainStay VP Funds Trust has been informed by NYLIAC that the Reorganization will not affect your rights under your variable annuity contract or variable life insurance policy issued by NYLIAC (“Policy”) or NYLIAC’s obligations under your Policy.

Q. Can I transfer my investment in the VP Epoch U.S. Small Cap Portfolio to another investment option under my Policy?

A. MainStay VP Funds Trust has been informed by NYLIAC that you may transfer your investment in the VP Epoch U.S. Small Cap Portfolio to another investment option under your Policy without any charges and the transfer would not count against any “free transfers” available during a particular period through the date of the Reorganization and for 60 days after the Reorganization.

Q. Are there differences between the Portfolios?

A. As described in the section of the Proxy Statement/Prospectus entitled “Comparison of Investment Objectives and Principal Investment Strategies,” the investment objective, principal investment strategies and certain of the principal risks of the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio are different. However, the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio do have the same fundamental investment restrictions and non-fundamental investment policies other than as described in the Proxy Statement/Prospectus.

The investment manager of the VP Epoch U.S. Small Cap Portfolio, New York Life Investments, is also the investment manager of the Acquiring Portfolio. The VP Epoch U.S. Small Cap Portfolio’s subadvisor is Epoch Investment Partners, Inc. The Acquiring Portfolio’s subadvisor is MacKay Shields LLC.

Section 15(a) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. New York Life Investments and MainStay VP Funds Trust have obtained an exemptive order (the “Order”) from the SEC permitting New York Life Investments, on behalf of a MainStay Portfolio and subject to the approval of the Board of Trustees of the MainStay VP Funds Trust (“Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the MainStay VP Funds Trust (“Independent Trustees”), to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (meaning New York Life Investments owns 95% or more of the outstanding voting securities) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments. This authority is subject to certain conditions, including that each MainStay Portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. Shareholders of MainStay VP Epoch U.S. Small Cap Portfolio have approved the use of the Order only with regard to unaffiliated subadvisors. The Acquiring Portfolio has not approved the Order. This means that shareholder approval is needed with respect to any material changes to the subadvisory contract or change in Subadvisor of the Acquiring Portfolio.

Q. How will the Reorganization affect shareholder fees and expenses?

A. The Acquiring Portfolio’s current management fee is 0.85% on assets up to $1 billion and 0.80% on assets above $1 billion. However, if shareholders approve the Reorganization, the management fee for the Acquiring Portfolio will be contractually reduced to: 0.80% on assets up to $1 billion, 0.775% on assets from $1 billion to $2 billion and 0.75% on assets greater than $2 billion. The revised fee structure for the Acquiring Portfolio reflects a higher management fee schedule than for VP Epoch U.S. Small Cap Portfolio, which is: 0.80% on assets up to $200 million, 0.75% on assets from $200 million to $500 million, 0.725% on assets from $500 million to $1 billion and 0.70% on assets over $1 billion. However, if shareholders approve the Reorganization, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Acquiring Portfolio’s total annual portfolio operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.80% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement in an equal number of basis points for Service Class. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. The total net annual portfolio operating expenses of the Acquiring Portfolio may increase if this agreement to waive fees and/or reimburse expenses is not renewed or is otherwise terminated.

After fee waivers and/or expense reimbursements, the Acquiring Portfolio’s anticipated net expenses are lower than those of the VP Epoch U.S. Small Cap Portfolio.

Q. Who will bear the expenses of the Reorganization and related costs?

A. It is anticipated that a majority of the securities held by the VP Epoch U.S. Small Cap Portfolio will have to be sold in connection with the Reorganization and reinvested in accordance with the investment strategies of the Acquiring Portfolio. The direct transaction costs associated with these purchases and sales (including brokerage commissions, transaction charges and related fees) will be borne by New York Life Investments. The cost of these portfolio adjustments is anticipated to be between $200,000 and $300,000. During this transition period, the VP Epoch U.S. Small Cap Portfolio may not pursue its investment objective and principal investment strategies.

Additionally, New York Life Investments will bear 100% of the costs related to the preparation, distribution and filing of the Proxy Statement/Prospectus and the costs associated with any other required regulatory filings. These costs are estimated by New York Life Investments to be between $400,000 and $450,000.

Q. Will the Reorganization create a taxable event?

A. It is anticipated that the Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, the VP Epoch U.S. Small Cap Portfolio, the Acquiring Portfolio and their respective shareholders are not expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. Please see “Reorganization Expenses and Related Costs” below for more information.

However, the securities transactions that are expected to be conducted in advance of the Reorganization to liquidate the portfolio holdings of the VP Epoch U.S. Small Cap Portfolio and/or to align the portfolio holdings with those of the Acquiring Portfolio are expected to generate significant capital gains for the VP Epoch U.S. Small Cap Portfolio, based on market prices as of the date of the Proxy Statement/Prospectus. These capital gains (which would be entirely or partially reduced by any net capital loss carryforward amounts available at the time of distribution) would be distributed to shareholders of the VP Epoch U.S. Small Cap Portfolio in advance of the Reorganization in the form of additional shares of the VP Epoch U.S. Small Cap Portfolio. However, because the VP Epoch U.S. Small Cap Portfolio is an investment option for variable annuity contracts and variable universal life insurance policies, it is not anticipated that any required capital gains distribution will be currently taxable to shareholders. You should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

Q. Has the Board approved the Reorganization?

A. Yes. After careful consideration, the Board unanimously approved the Reorganization and recommends that you vote FOR the Proposal.

Q. How can I vote?

A. You can vote:

•	By internet: log on to the website listed on your proxy card and follow the instructions on the website.
•	By mail: complete and return your proxy card in the pre-addressed postage-paid envelope provided.
•	By telephone: call the toll-free number listed on your proxy card and follow the recorded instructions.
•	In person: attend the Special Meeting.

Please vote as soon as possible.

Q. Whom do I contact if I have questions or need additional information?

A. If you have any questions or need additional information, please contact us by calling toll free at 1-800-598-2019.

PROXY STATEMENT/PROSPECTUS

______, 2019

PROXY STATEMENT FOR:

MAINSTAY VP EPOCH U.S. SMALL CAP PORTFOLIO

(a series of MainStay VP Funds Trust)

PROSPECTUS FOR:

MAINSTAY VP MACKAY SMALL CAP CORE PORTFOLIO

(a series of MainStay VP Funds Trust)

51 MADISON AVENUE

NEW YORK, NEW YORK 10010

(212) 576-7000

This Proxy Statement/Prospectus (“Proxy Statement”) is being furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of MainStay VP Funds Trust (“Board”), in connection with the special meeting of shareholders (with any adjournments or postponements thereof, “Special Meeting”) of MainStay VP Epoch U.S. Small Cap Portfolio (“VP Epoch U.S. Small Cap Portfolio”). The Special Meeting will be held on April 30, 2019, at 10:00 a.m. Eastern time, at the offices of New York Life Investment Management LLC (“New York Life Investments”), located at 51 Madison Avenue, New York, New York 10010.

You are receiving this Proxy Statement because you are the owner of a variable annuity contract or a variable universal life insurance policy (“Policy’’) issued by New York Life Insurance and Annuity Corporation, a Delaware corporation (“NYLIAC’’), and some or all of your Policy value is invested in the VP Epoch U.S. Small Cap Portfolio. NYLIAC is an affiliate of New York Life Investments and may have an interest in the approval of a proposal to the extent that the proposal benefits the New York Life Insurance organization as a whole.

As an owner of a Policy (“Policy Owner”) issued by NYLIAC, you have the right to instruct NYLIAC, as sponsor of the separate accounts that are invested in the VP Epoch U.S. Small Cap Portfolio, how to vote the shares of the VP Epoch U.S. Small Cap Portfolio that are attributable to your Policy. However, no minimum number of instructions by Policy Owners is required to establish a quorum at the Special Meeting or cause the approval of a proposal.

To make this Proxy Statement easier to read, Policy Owners are described as if they are voting directly on the proposals at the Special Meeting, as opposed to directing NYLIAC how to vote on such proposals. Additionally, Policy Owners are sometimes referred to in this Proxy Statement as “shareholders’’ for ease of reading purposes.

Shareholders of the VP Epoch U.S. Small Cap Portfolio at the close of business on January 31, 2019 (“Record Date”) are entitled to notice of, and to vote at, the Special Meeting. It is anticipated that this Proxy Statement, proxy card and accompanying Notice of Special Meeting of shareholders will be first sent or given to shareholders of the VP Epoch U.S. Small Cap Portfolio on or about [____], 2019.

At the Special Meeting, shareholders will be asked to vote upon the following proposals:

(1)	To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) providing for the acquisition of the assets and assumption of the liabilities of the VP Epoch U.S. Small Cap Portfolio, a series of MainStay VP Funds Trust, by MainStay VP MacKay Small Cap Core Portfolio (the “Acquiring Portfolio” and together with the VP Epoch U.S. Small Cap Portfolio, the “Portfolios”), also a series of MainStay VP Funds Trust, in exchange for shares of the Acquiring Portfolio, followed by the complete liquidation of the VP Epoch U.S. Small Cap Portfolio (“Reorganization”); and

(2)	To transact such other business as may properly come before the Special Meeting.

Although the Board believes that proposal 1 (the “Proposal”) is in the best interests of the VP Epoch U.S. Small Cap Portfolio, the final decision to approve the Proposal is up to you. After careful consideration, the Board recommends that you vote FOR the Proposal.

The investment objective, principal investment strategies and certain of the principal risks of the Portfolios are different. However, the Portfolios have the same fundamental investment restrictions and non-fundamental investment policies other than as described herein. For more information, see “Comparison of the Portfolios” in this Proxy Statement.

Under the proposed Reorganization Agreement, each shareholder of the VP Epoch U.S. Small Cap Portfolio would receive shares of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the VP Epoch U.S. Small Cap Portfolio held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 pm Eastern time, on the closing day of the Reorganization. You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization would be accomplished. This Proxy Statement sets forth concisely the information shareholders of the VP Epoch U.S. Small Cap Portfolio should know before voting on the Reorganization, and constitutes an offering of the shares of the Acquiring Portfolio that would be issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement:

•	The Prospectus for the VP Epoch U.S. Small Cap Portfolio, dated May 1, 2018, as supplemented; (Accession Number 0001144204-18-020502)
•	The Prospectus of the Acquiring Portfolio, dated May 1, 2018; (Accession Number 0001144204-18-020502)
•	The Statement of Additional Information of the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio, dated May 1, 2018, as amended November 30, 2018; (Accession Number 0001144204-18-062449)
•	The Annual Report to shareholders of the VP Epoch U.S. Small Cap Portfolio for the fiscal year ended December 31, 2017; (Accession Number 0001193125-18-071691)
•	The Annual Report to shareholders of the Acquiring Portfolio for the fiscal year ended December 31, 2017; (Accession Number 0001193125-18-071691)
•	The Statement of Additional Information, related to this Proxy Statement; and
•	The Semi-Annual Report to shareholders of the VP Epoch U.S. Small Cap Portfolio for the fiscal period ended June 30, 2018 (Accession Number 0001193125-18-265957)
•	The Semi-Annual Report to shareholders of the Acquiring Portfolio for the fiscal period ended June 30, 2018 (Accession Number 0001193125-18-265957)

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Additional copies of the foregoing and any more recent reports filed after the date hereof (if any) may be obtained without charge:

By Phone:	1-800-598-2019
By Mail:	New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010.
By Internet:	www.nylinvestments.com/vpdocuments

You also may view or obtain these documents from the SEC:

BY E-MAIL:	publicinfo@sec.gov
(DUPLICATING FEE REQUIRED)
BY INTERNET:	www.sec.gov

The Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement. Shareholders should read the entire Proxy Statement carefully.

The VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio are each open-end, management investment companies registered with the SEC. Both Portfolios are series of MainStay VP Funds Trust, which is organized as a statutory trust under the laws of the State of Delaware.

New York Life Investments serves as the investment manager of each of the Portfolios. The subadvisor of the VP Epoch U.S. Small Cap Portfolio is Epoch Investment Partners, Inc. The Acquiring Portfolio’s subadvisor is MacKay Shields LLC.

The Reorganization

The Board, including the Trustees who are not “interested persons” of MainStay VP Funds Trust (as that term is defined in the 1940 Act) (“Independent Trustees”), unanimously approved the Reorganization and recommends that shareholders vote FOR the Proposal. Subject to approval by the VP Epoch U.S. Small Cap Portfolio shareholders, the Reorganization provides for:

•	the transfer of all of the assets of the VP Epoch U.S. Small Cap Portfolio to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio;
•	the assumption by the Acquiring Portfolio of all of the liabilities of the VP Epoch U.S. Small Cap Portfolio;
•	the distribution of shares of the same class of shares of the Acquiring Portfolio to the shareholders of the VP Epoch U.S. Small Cap Portfolio; and
•	the complete liquidation of the VP Epoch U.S. Small Cap Portfolio.

If shareholders approve the Reorganization, it would take place on or about May 1, 2019.

Reasons for the Reorganization

New York Life Investments believes that the shareholders of the VP Epoch U.S. Small Cap Portfolio will benefit from the opportunity to participate in an investment option that is more focused on portfolio holdings consisting of securities issued by small capitalization companies with the potential for improved performance relative to the VP Epoch U.S. Small Cap Portfolio and lower net expenses after fee waivers and/or expense reimbursements with improved potential for economies of scale.

Board Considerations

The Board considered the Reorganization in advance of and during an in-person meeting held on December 10-12, 2018, and the entire Board, including the Independent Trustees conferring among themselves separately, approved the Reorganization. In approving the Reorganization, the Board, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio. The determination to approve the Proposal was made by each individual Board member after consideration of all of the factors deemed relevant by each Board member taken as a whole, although individual Board members may have placed different weights on various factors and assigned different degrees of materiality to various conclusions with respect to each Portfolio.

The factors considered by the Board with regard to the Reorganization included, but were not limited to, the following:

•	The Portfolios are both managed by New York Life Investments.

•	The Funds have different investment objectives and the same fundamental investment restrictions.

•	New York Life Investments’ belief that the Reorganization is in the best interests of the Portfolios’ shareholders and recommendation that the Board approve the Reorganization as well as NYLIAC’s support of and recommendation for the Reorganization.

•	Although past performance is not a guarantee of future results, the Acquiring Portfolio outperformed the VP Epoch U.S. Small Cap Portfolio over the year-to-date, 1-year, and 2-year periods ended October 31, 2018. The Board also considered MacKay Shields’ experience and resources in managing strategies similar to the Acquiring Portfolio.

•	The Reorganization is expected to increase the Acquiring Portfolio’s gross expense ratios. However, if shareholders approve the Reorganization, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Acquiring Portfolio’s total annual portfolio operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.80% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement in an equal number of basis points for Service Class. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. Immediately after the consummation of the Reorganization, the Acquiring Portfolio’s net expense ratios for Initial Class and Service Class shares are expected to be lower than those of each Portfolio before the Reorganization.

•	The management fees of the Acquiring Portfolio are higher than those of the VP Epoch U.S. Small Cap Portfolio, recognizing that if shareholders approve the Reorganization, the management fee for the Acquiring Portfolio will be contractually reduced to: 0.80% on assets up to $1 billion, 0.775% on assets from $1 billion to $2 billion and 0.75% on assets greater than $2 billion.

•	New York Life Investments’ recommendation with respect to the Reorganization is subject to a conflict of interest because Epoch, the subadvisor to the VP Epoch U.S. Small Cap Portfolio, is not affiliated with New York Life Investments and MacKay, the subadvisor to the Acquiring Portfolio, is an affiliate of New York Life Investments.

•	NYLIM will bear the costs of the Reorganization, including the direct transaction costs associated with the Reorganization.

•	The Reorganization is expected to be a tax-free transaction. Accordingly, there is expected to be no gain or loss recognized by the VP Epoch U.S. Small Cap Portfolio, the Acquiring Portfolio, or their respective shareholders for federal income tax purposes as a result of the Reorganization. However, the Board took into account the fact that any portfolio transactions conducted in preparation for the Reorganization would be expected to generate capital gains, based on market values as of the date of this Proxy Statement/Prospectus. The VP Epoch U.S. Small Cap Portfolio would distribute these capital gains to its shareholders, net of any available net capital loss carryforward, prior to the Reorganization along with all investment company taxable income, and net realized capital gains not previously distributed to shareholders. However, because the VP Epoch U.S. Small Cap Portfolio is an investment option for variable annuity contracts and variable universal life insurance policies, it is not anticipated that any required capital gains distribution will be currently taxable to shareholders.

•	The aggregate net asset value (“NAV”) of the Acquiring Portfolio shares that shareholders of the VP Epoch U.S. Small Cap Portfolio will receive in the Reorganization is expected to equal the aggregate NAV of the shares that shareholders of the VP Epoch U.S. Small Cap Portfolio own immediately prior to the Reorganization.

•	The interests of the Portfolios’ shareholders will not be diluted as a result of the Reorganization because VP Epoch U.S. Small Cap Portfolio shareholders will receive Acquiring Portfolio shares with the same aggregate NAV as their VP Epoch U.S. Small Cap Portfolio shares.

The Board, including the Independent Trustees, concluded that, based upon the factors summarized above and other considerations it deemed pertinent, completion of the Reorganization is advisable and in the best interests of the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio and that the interests of the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio would not be diluted as a result of the Reorganization.

Board Recommendation

After careful consideration, the Board recommends that you vote FOR the Proposal.

COMPARISON OF THE PORTFOLIOS

Comparison of Investment Objectives and Principal Investment Strategies

The following table shows the investment objectives of each Portfolio. Each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval. See Appendix C – More About Investment Strategies and Risks.

VP Epoch U.S. Small Cap Portfolio

The investment objective of the VP Epoch U.S. Small Cap Portfolio is to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

Acquiring Portfolio

The investment objective of the Acquiring Portfolio is to seek long-term growth of capital.

The following table shows the principal investment strategies of each Portfolio.

VP Epoch U.S. Small Cap Portfolio

The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies with market capitalizations at the time of investment of $6 billion or less, which include common stocks, securities convertible into common stock and exchange traded funds ("ETFs") whose underlying securities are issued by small capitalization companies. The VP Epoch U.S. Small Cap Portfolio may also invest in mid-cap stocks. Securities of U.S. companies are those traded primarily in the U.S. securities markets.

Investment Process: Epoch Investment Partners, Inc., the VP Epoch U.S. Small Cap Portfolio's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security when the security is deemed less attractive relative to another security on a return/risk basis.

Acquiring Portfolio

The Acquiring Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies in the Russell 2000® Index, and invests primarily in common stocks of U.S. companies. As of December 31, 2018, companies in the Russell 2000® Index had market capitalizations ranging from $7.89 million to $6.25 billion.

Investment Process: MacKay Shields LLC, the Acquiring Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. The Subadvisor uses a quantitative model that is designed to evaluate individual issuers and securities across multiple criteria, including valuation, momentum and market sentiment. The Subadvisor also conducts a qualitative analysis to account for events and conditions that may not be quantifiable by the analysis, such as company-specific and market events. The Subadvisor evaluates the quantitative model and, from time to time, the Subadvisor may adjust the metrics and data underlying its quantitative analysis or model for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions. Using an objective, disciplined and broadly-applied process, the Subadvisor selects securities that it believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor also seeks to control the Acquiring Portfolio’s exposure to risk by diversifying the Acquiring Portfolio’s investments over securities issued by a large number of companies.

The Subadvisor may sell a security if, among other reasons, it no longer believes the security will contribute to meeting the investment objective of the Acquiring Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Risks

The Portfolios are subject to the principal investment risks identified below.   The Portfolios share many of the same principal investment risks. However, certain principal risks of each Portfolio are not shared with the other, as shown below.  Each of the principal investment risks of the Portfolios is summarized below.

Principal Investment Risk	VP Epoch U.S. Small Cap Portfolio	Acquiring Portfolio
Convertible Securities Risk	✔
Equity Securities Risk	✔	✔
Exchange-Traded Fund (“ETF”) Risk	✔
Growth Stock Risk	✔	✔
Market Capitalization Risk	✔	✔
Market Risk	✔	✔
Portfolio Management Risk	✔	✔
Value Stock Risk	✔	✔

The following summarizes the principal risks that are common to both Portfolios.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Market Capitalization Risk: To the extent the Portfolio invests in securities issued by small-, mid-, or large-cap companies, the Portfolio will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Market Risk: The value of the Portfolio's investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Portfolio may not achieve its investment objective, including during a period in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. (The following disclosure is applicable to the Acquiring Portfolio only: Investments selected using quantitative methods or based on models that analyze information and data may perform differently from the market as a whole. The quantitative model used by the Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.)

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

The following summarizes principal risks that are unique to the VP Epoch U.S. Small Cap Portfolio.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Exchange-Traded Fund (“ETF”) Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Investment Restrictions and Policies

In addition to the investment objectives and principal investment strategies described above, each Portfolio has adopted certain fundamental investment restrictions and non-fundamental investment policies. These fundamental investment restrictions may only be changed by approval of a Portfolio’s shareholders, while the Board has the ability to change non-fundamental investment policies without a shareholder vote. The VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio have the same fundamental investment restrictions and non-fundamental investment policies other than as described herein.

The Portfolios each have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Portfolios have adopted the following policies:

Portfolio	Non-Fundamental Investment Policy
MainStay VP Epoch U.S. Small Cap Portfolio	To invest, under normal circumstances, at least 80% of its assets in securities of small-capitalization U.S. companies.
MainStay VP MacKay Small Cap Core Portfolio	To invest, under normal circumstances, at least 80% of its assets in securities of small-capitalization companies, as defined from time to time in the current prospectus of the Portfolio.

This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. A Portfolio’s policy to invest at least 80% of its assets in such a manner is “non-fundamental,” which means that it may be changed without a shareholder vote. The Portfolios have adopted a policy to provide a shareholders with at least 60 days’ prior notice of any changes in a Portfolio’s non-fundamental investment policy with respect to investments of the type suggested by its name.

Please refer to Appendix D for a list and explanation of the fundamental investment restrictions.

Material Differences in the Rights of Shareholders

Each Portfolio is a series of MainStay VP Funds Trust, a Delaware statutory trust. Therefore, there are no differences in the rights of shareholders of each Portfolio.

Comparison of Fees and Expenses

Fees and Expenses of the Portfolios:

Below is a comparison of the fees and expenses of the Portfolios before and, with respect to the Acquiring Portfolio, after the Reorganization. All information in the table below is as of June 30, 2018. The fees and the beginning Portfolio expenses presented below do not include any separate account or policy fees imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolios are investment options.

Pro forma combined fees and expenses are estimated in good faith and are hypothetical and reflect changes to the Acquiring Portfolio’s fee and expense structure that will occur if the Reorganization is approved.

It is important to note that following the Reorganization, shareholders of the VP Epoch U.S. Small Cap Portfolio would be subject to the actual fees and expenses of the relevant share class of the Acquiring Portfolio, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below.

INITIAL CLASS	MainStay VP MacKay Small Cap Core Portfolio	MainStay VP Epoch U.S. Small Cap Portfolio	MainStay VP MacKay Small Cap Core Portfolio Pro Forma Combined
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Management Fees (as an annual percentage of the Portfolio’s average daily net assets)	0.85%[1]	0.77%[2]	0.80%[3]
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.04%	0.04%	0.03%
Total Annual Portfolio Operating Expenses	0.89%	0.81%	0.83%
Waiver/ Reimbursement[4]	0.00%	0.00%	(0.03)%
Total Annual Portfolio Operating Expenses After Waiver/Reimbursement	0.89%	0.81%	0.80%

(1)	The management fee is as follows: 0.85% on assets up to $1 billion and 0.80% on assets above $1 billion.
(2)	The management fee is as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.
(3)	The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion; and 0.75% on assets greater than $2 billion.

(4)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Acquiring Portfolio’s total annual portfolio operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.80% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement in an equal number of basis points for Service Class. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

SERVICE CLASS	MainStay VP MacKay Small Cap Core Portfolio	MainStay VP Epoch U.S. Small Cap Portfolio	MainStay VP MacKay Small Cap Core Pro Forma Combined
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Management Fees (as an annual percentage of the Portfolio’s average daily net assets)	0.85%[1]	0.77%[2]	0.80%[3]
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.04%	0.04%	0.03%
Total Annual Portfolio Operating Expenses	1.14%	1.06%	1.08%
Waiver/ Reimbursement[4]	0.00%	0.00%	(0.03)%
Total Annual Portfolio Operating Expenses After Waiver/Reimbursement	1.14%	1.06%	1.05%

(1)	The management fee is as follows: 0.85% on assets up to $1 billion and 0.80% on assets above $1 billion.
(2)	The management fee is as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.
(3)	The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion and 0.75% on assets greater than $2 billion.
(4)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Acquiring Portfolio’s total annual portfolio operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.80% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement in an equal number of basis points for Service Class. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

Example:

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MainStay VP MacKay Small Cap Core Portfolio

	1 Year	3 Years	5 Years	10 Years
Initial Class	$91	$284	$493	$1,096
Service Class	$116	$362	$628	$1,386

MainStay VP Epoch U.S. Small Cap Portfolio

	1 Year	3 Years	5 Years	10 Years
Initial Class	$83	$259	$450	$1,002
Service Class	$108	$337	$585	$1,294

MainStay VP MacKay Small Cap Core Portfolio Pro Forma Combined

	1 Year	3 Years	5 Years	10 Years
Initial Class	$82	$262	$458	$1,023
Service Class	$107	$340	$593	$1,314

Comparison of Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Portfolio’s performance. During the six month period ended June 30, 2018, the VP Epoch U.S. Small Cap Portfolio’s portfolio turnover rate was 51%. During the six month period ended June 30, 2018, the Acquiring Portfolio’s portfolio turnover rate was 77%.

Comparison of Purchase, Exchange, Selling Shares and Valuation of Shares

Each Portfolio offers the following classes of shares: Initial Class and Service Class.

The procedures for selling shares and valuation of shares of the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio are identical.

Federal Tax Consequences

As a condition to the closing of the Reorganization, the VP Epoch U.S. Small Cap Portfolio and Acquiring Portfolio will have received from Dechert LLP, legal counsel to the MainStay VP Funds Trust and the Independent Trustees, an opinion to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss will be recognized by the VP Epoch U.S. Small Cap Portfolio or the shareholders of the VP Epoch U.S. Small Cap Portfolio as a result of the Reorganization, and the aggregate tax basis of the Acquiring Portfolio shares received by each VP Epoch U.S. Small Cap Portfolio shareholder will be the same as the aggregate tax basis of the shares of the VP Epoch U.S. Small Cap Portfolio exchanged therefor.

INFORMATION ABOUT THE REORGANIZATION

The following is a summary of the material terms of the Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference.

General

Under the Reorganization Agreement, the VP Epoch U.S. Small Cap Portfolio will transfer its assets to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the VP Epoch U.S. Small Cap Portfolio. Shares of the Acquiring Portfolio issued to the VP Epoch U.S. Small Cap Portfolio will have an aggregate NAV equal to the aggregate NAV of the VP Epoch U.S. Small Cap Portfolio’s shares outstanding as of the close of trading on the NYSE on the business day immediately prior to the Closing Date (as defined in Appendix A) of the Reorganization (“Valuation Time”). Upon receipt by the VP Epoch U.S. Small Cap Portfolio of the shares of the Acquiring Portfolio, the VP Epoch U.S. Small Cap Portfolio will distribute the shares to its shareholders, and thereafter the VP Epoch U.S. Small Cap Portfolio will be terminated as a series of MainStay VP Funds Trust under Delaware state law.

It is anticipated that a majority of the securities held by the VP Epoch U.S. Small Cap Portfolio will have to be sold in connection with the Reorganization and reinvested in accordance with the investment strategies of the Acquiring Portfolio. The direct transaction costs associated with these purchases and sales (including brokerage commissions, transaction charges and related fees) will be borne by New York Life Investments. The cost of these portfolio adjustments is anticipated to be between $200,000 and $300,000. During this transition period, the VP Epoch U.S. Small Cap Portfolio may not pursue its investment objective and principal investment strategies.

Additionally, New York Life Investments will bear 100% of the costs related to the preparation, distribution and filing of the Proxy Statement/Prospectus and the costs associated with any other required regulatory filings. These costs are estimated by New York Life Investments to be between $400,000 and $450,000.

No sales charge or fee of any kind will be assessed to VP Epoch U.S. Small Cap Portfolio shareholders in connection with their receipt of shares of the Acquiring Portfolio in the Reorganization.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the Acquiring Portfolio will acquire the assets of the VP Epoch U.S. Small Cap Portfolio on the Closing Date in consideration for the assumption of the liabilities of the VP Epoch U.S. Small Cap Portfolio and shares of the Acquiring Portfolio.

On the Closing Date, the VP Epoch U.S. Small Cap Portfolio will transfer to the Acquiring Portfolio its assets in exchange solely for shares of the Acquiring Portfolio that are equal in value to the value of the net assets of the VP Epoch U.S. Small Cap Portfolio transferred to the Acquiring Portfolio as of the Closing Date, as determined in accordance with the Acquiring Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Portfolios, and the assumption by the Acquiring Portfolio of the liabilities of the VP Epoch U.S. Small Cap Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, it is expected that the VP Epoch U.S. Small Cap Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The VP Epoch U.S. Small Cap Portfolio expects to distribute the shares of the Acquiring Portfolio to the shareholders of the VP Epoch U.S. Small Cap Portfolio promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the VP Epoch U.S. Small Cap Portfolio will be redeemed in accordance with applicable state law and the charter of the VP Epoch U.S. Small Cap Portfolio. Thereafter, the VP Epoch U.S. Small Cap Portfolio will be terminated as a series of MainStay VP Funds Trust under Delaware law.

Each Portfolio has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the VP Epoch U.S. Small Cap Portfolio and Acquiring Portfolio, respectively, are conditioned upon, among other things:

•	the approval of the Reorganization by the VP Epoch U.S. Small Cap Portfolio’s shareholders;
•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;
•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;
•	the truth in all material respects as of the Closing Date of the representations and warranties of the Portfolios and performance and compliance in all material respects with the Portfolios’ agreements, obligations and covenants required by the Reorganization Agreement;
•	the effectiveness, under applicable law, of the registration statement of which this Proxy Statement forms a part, and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;
•	the effectiveness, under applicable law, of the registration statement of the Acquiring Portfolio;
•	the declaration of a dividend by the VP Epoch U.S. Small Cap Portfolio to distribute all of its undistributed net investment income and net capital gains; and
•	the receipt of an opinion of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Portfolios, either before or after approval thereof by the shareholders of the VP Epoch U.S. Small Cap Portfolio.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of the Reorganization, the VP Epoch U.S. Small Cap Portfolio and Acquiring Portfolio will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

(1)	The transfer of the VP Epoch U.S. Small Cap Portfolio’s assets to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the assumption of the VP Epoch U.S. Small Cap Portfolio’s liabilities, followed by a distribution of those shares to the shareholders of the VP Epoch U.S. Small Cap Portfolio and the termination of the VP Epoch U.S. Small Cap Portfolio will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;
(2)	No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the VP Epoch U.S. Small Cap Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the VP Epoch U.S. Small Cap Portfolio;
(3)	The basis in the hands of the Acquiring Portfolio of the assets of the VP Epoch U.S. Small Cap Portfolio transferred to the Acquiring Portfolio in the Reorganization will be the same as the basis of such assets in the hands of the VP Epoch U.S. Small Cap Portfolio immediately prior to the transfer;
(4)	The holding periods of the assets of the VP Epoch U.S. Small Cap Portfolio in the hands of the Acquiring Portfolio will include the periods during which such assets were held by the VP Epoch U.S. Small Cap Portfolio (except where investment activities of the Acquiring Portfolio at the closing of the tax year of the VP Epoch U.S. Small Cap Portfolio have the effect of reducing or eliminating a holding period with respect to an asset);

(5)	No gain or loss will be recognized by the VP Epoch U.S. Small Cap Portfolio upon the transfer of the VP Epoch U.S. Small Cap Portfolio’s assets to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the VP Epoch U.S. Small Cap Portfolio or upon the distribution (whether actual or constructive) by the VP Epoch U.S. Small Cap Portfolio of shares of the Acquiring Portfolio to the shareholders of the VP Epoch U.S. Small Cap Portfolio in liquidation, except for any adjustments that may be required to be made as a result of the closing of the tax year of the VP Epoch U.S. Small Cap Portfolio due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the VP Epoch U.S. Small Cap Portfolio;
(6)	The shareholders of the VP Epoch U.S. Small Cap Portfolio will not recognize a gain or loss upon the exchange of their shares of the VP Epoch U.S. Small Cap Portfolio solely for shares of the Acquiring Portfolio as part of the Reorganization;
(7)	The aggregate basis of the shares of the Acquiring Portfolio that the shareholders of the VP Epoch U.S. Small Cap Portfolio receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the VP Epoch U.S. Small Cap Portfolio exchanged therefor, except for any gain or loss that may be required to be recognized solely as a result of the closing of the tax year of the VP Epoch U.S. Small Cap Portfolio due to the Reorganization or as the result of any transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code; and
(8)	The holding period for the shares of the Acquiring Portfolio that a shareholder of the VP Epoch U.S. Small Cap Portfolio receives in the Reorganization will include the period for which it held the shares of the VP Epoch U.S. Small Cap Portfolio exchanged therefor, provided that on the date of the exchange it held such shares of the VP Epoch U.S. Small Cap Portfolio as capital assets, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the VP Epoch U.S. Small Cap Portfolio’s taxable year or on which gain was recognized upon the transfer to the Acquiring Portfolio.

The opinion will be based on certain factual certifications made by the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Dechert LLP will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such assets regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of the Reorganization, the VP Epoch U.S. Small Cap Portfolio will, and the Acquiring Portfolio may, declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions are expected to be significant based on market values as of the date of this Proxy Statement. However, since the VP Epoch U.S. Small Cap Portfolio is an investment option for variable annuity contracts or a variable universal life insurance policies it is not anticipated that any required capital gains distribution will be currently taxable to shareholders. You should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

The Acquiring Portfolio’s ability to carry forward and use pre-Reorganization capital losses of either the Acquiring Portfolio or the VP Epoch U.S. Small Cap Portfolio may be limited. Under Section 381 of the Code, for the taxable year ending after the Closing Date of the Reorganization, only that percentage of the Acquiring Portfolio’s capital gain net income for such taxable year (excluding capital loss carryforwards) as corresponds to the portion of its year that remains following the Reorganization can be reduced by capital loss carryforwards (including as otherwise limited) of the VP Epoch U.S. Small Cap Portfolio. In addition, the loss limitation rules of Sections 382 and 383 of the Code will apply. First, one Portfolio’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Portfolio that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Second, a portion of a Portfolio’s pre-acquisition losses may become subject to an annual limitation on the amount that may be used to offset future gains, and in some cases, some portion of losses could be forfeited if they expire before being utilized. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Portfolio may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, since the shareholders of the VP Epoch U.S. Small Cap Portfolio will receive shares of the Acquiring Portfolio, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the Acquiring Portfolio’s assets, as well as any taxable gains realized by the Acquiring Portfolio but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Portfolio.

The realized and unrealized gains and losses of each of the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio at the time of the Reorganization will determine the extent to which the combined Portfolio’s respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Portfolio following the Reorganization, and consequently the extent to which the combined Portfolio may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio at the time of the Reorganization and thus cannot be calculated precisely at this time.

Based on data through June 30, 2018, the Reorganization is not expected to result in loss limitations and loss forfeitures. However, because the Reorganization is not expected to close until on or about May 1, 2019, these limitations and any potential forfeitures may change significantly between now and the completion of the Reorganization. Further, a Portfolio’s ability to use a loss (even in the absence of Reorganization) depends on factors other than the loss limitations, such as future realization of capital gains or losses. In addition, absent the Reorganization, the VP Epoch U.S. Small Cap Portfolio would be limited to using its capital loss carryforwards in each of the eight taxable years succeeding the loss year.

This description of the federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Consult your tax advisor about the effect of state, local, foreign, and other tax laws.

INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIOS

General

New York Life Investments is the investment manager to the Portfolios. New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. In conformity with the stated policies of the Portfolios, New York Life Investments administers each Portfolio’s business affairs and manages the investment operations of each Portfolio and the composition of the investment portfolio of each Portfolio, subject to the oversight of the Board. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life Insurance Company. As of October 31, 2018, New York Life Investments and its affiliates managed approximately $551.9 billion in assets. The Reorganization will not result in a change of investment manager.

New York Life Investments is also responsible for providing (or procuring) certain administrative services, such as furnishing the Portfolios with office facilities and ordinary clerical, bookkeeping and recordkeeping services. In addition, New York Life Investments is responsible for maintaining certain financial, accounting and other records for the Portfolios and providing various compliance services.

New York Life Investments pays the Portfolios’ Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Portfolios), salaries and expenses of all personnel affiliated with the Portfolios, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors. Pursuant to a management agreement with the Fund on behalf of each Portfolio, New York Life Investments is entitled to receive fees from each Portfolio, accrued daily and payable monthly.

For the fiscal year ended December 31, [2017], the VP Epoch U.S. Small Cap Portfolio paid New York Life Investments a management fee of 0.77% for services performed as a percentage of the average daily net assets. For the fiscal year ended December 31, [2017], the Acquiring Portfolio paid New York Life Investments a management fee of 0.85% for services performed as a percentage of the average daily net assets.

VP Epoch U.S. Small Cap Portfolio Subadvisor

Epoch Investment Partners, Inc. ("Epoch") is located at 399 Park Avenue, New York, New York 10022. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. As of October 31, 2018, Epoch managed approximately $39 billion in assets.

The table below lists the portfolio managers for the VP Epoch U.S. Small Cap Portfolio:

Manager / Subadvisor	Portfolio Managers
Epoch Investment Partners, Inc.	David N. Pearl, Executive Vice President & Co-Chief Investment Officer
Michael A. Welhoelter, Managing Director & Co-Chief Investment Officer
Michael Caputo, Managing Director
Justin Howell, Managing Director

Mr. Pearl has been a portfolio manager of the VP Epoch U.S. Small Cap Portfolio since 2009. Mr. Pearl co-founded Epoch in 2004, where he is Executive Vice President, Co-Chief Investment Officer and Portfolio Manager. Mr. Pearl received a BS in Mechanical Engineering from the University of Pennsylvania and an MBA from Stanford Graduate School of Business.

Mr. Welhoelter has been a portfolio manager of the VP Epoch U.S. Small Cap Portfolio since 2009. Mr. Welhoelter joined Epoch in 2005 and is a Managing Director, Co-Chief Investment Officer, Portfolio Manager and Head of Quantitative Research and Risk Management. Mr. Welhoelter holds a BA in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts. Mr. Welhoelter is also a CFA® charterholder.

Mr. Caputo has been a portfolio manager of the VP Epoch U.S. Small Cap Portfolio since 2016. He is a Managing Director, Portfolio Manager and a Senior Research Analyst of Epoch Investment Partners, Inc. Mr. Caputo is a portfolio manager for Epoch’s U.S. Small and SMID investment strategies. Prior to joining Epoch, Mr. Caputo was a portfolio manager and senior research analyst at Cramer Rosenthal McGlynn, beginning in 2002. Previously, Mr. Caputo was a vice president in Corporate Finance at Morgan Stanley. He earned a BA from the University of Notre Dame and an MBA from The Wharton School of the University of Pennsylvania.

Mr. Howell has managed the VP Epoch U.S. Small Cap Portfolio since February 2018. He is a Managing Director, Senior Research Analyst and Portfolio Manager of Epoch Investment Partners, Inc., focusing on Epoch’s U.S. Small and SMID investment strategies. Prior to joining Epoch in 2012, he spent nine years at JPMorgan Chase as a research analyst. Mr. Howell has experience in the consumer, financial services and healthcare services sectors and previously worked in the research department at FTN Midwest Research. He earned a BA in Business Administration from the University of Michigan and is a CFA® charterholder.

Acquiring Portfolio Subadvisor

MacKay Shields LLC ("MacKay Shields") is located at 1345 Avenue of the Americas, New York, New York 10105. MacKay Shields was incorporated in 1969 as an independent investment advisory firm and was privately held until 1984 when it became a wholly-owned, fully autonomous subsidiary of New York Life. As of October 31, 2018, MacKay Shields managed approximately $111.8 billion in assets.

The table below lists the portfolio managers for the Acquiring Portfolio:

Subadvisor	Portfolio Managers
MacKay Shields LLC	Migene Kim, Director
Mona Patni, Director

Ms. Kim is a Director at MacKay Shields LLC and has been with the firm or its predecessors since 2005. Ms. Kim has been a part of the portfolio management team for the MainStay VP MacKay Small Cap Core since 2016. Ms. Kim earned her MBA in Financial Engineering from the MIT Sloan School of Management and is a summa cum laude graduate in Mathematics from the University of Pennsylvania where she was elected to Phi Beta Kappa. She has been in the investment management industry since 1993. Ms. Kim is also a CFA® charterholder.

Ms. Patni has been the portfolio manager of the MainStay VP MacKay Small Cap Core Portfolio since 2017. She is a Director and Portfolio Manager for MacKay Shields LLC and has been with the firm or its predecessors since 2001. Ms. Patni earned her MBA from NYU Stern School of Business. She also earned her undergraduate degree in Computer Science Engineering from the University of Bombay. She has been in the investment management industry since 2001.

The Statement of Additional Information for the Portfolios provides additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios.

PAST PERFORMANCE OF THE PORTFOLIOS

VP Epoch U.S. Small Cap Portfolio

The following bar chart and table indicate some of the risks of investing in the VP Epoch U.S. Small Cap Portfolio. The bar chart shows you how the VP Epoch U.S. Small Cap Portfolio's calendar year performance has varied over the last ten years. The average annual total returns table shows how the VP Epoch U.S. Small Cap Portfolio’s average annual total returns for the one-, five- and ten-year periods compare to those of a broad-based securities market index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The VP Epoch U.S. Small Cap Portfolio has selected the Russell 2500™ Index as its primary benchmark. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest companies based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Returns, Initial Class Shares
(by calendar year 2008-2017)

Best Quarter
2Q/09	24.21%

Worst Quarter
4Q/08	-28.42%

Average Annual Total Returns (for the periods ended December 31, 2017)

	Inception	1 Year	5 Years	10 Years
Initial Class	5/1/1998	15.80%	13.71%	6.86%
Service Class	6/5/2003	15.52%	13.43%	6.59%
Russell 2500™ Index (reflects no deductions for fees, expenses, or taxes)		16.81%	14.33%	9.22%

Acquiring Portfolio

The following bar chart and table indicate some of the risks of investing in the Acquiring Portfolio. The bar chart shows you the Acquiring Portfolio's performance for 2017. The average annual total returns table shows how the Acquiring Portfolio’s average annual total returns for the one-year period and for the life of the Acquiring Portfolio compare to those of a broad-based securities market index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Acquiring Portfolio has selected the Russell 2000® Index as its primary benchmark. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Acquiring Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Annual Returns, Initial Class Shares
(calendar year 2017)

Best Quarter
3Q/17	6.43%

Worst Quarter
1Q/17	0.62%

Average Annual Total Returns (for the periods ended December 31, 2017)

			Since
	Inception	1 Year	Inception
Initial Class	5/2/2016	13.93%	20.13%
Service Class	5/2/2016	13.64%	19.83%
Russell 2000® Index (reflects no deductions for fees, expenses, or taxes)		14.65%	21.25%

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO AND THE VP EPOCH U.S. SMALL CAP PORTFOLIO

Information about the Acquiring Portfolio and the VP Epoch U.S. Small Cap Portfolio is included in their respective prospectuses and their statement of additional information (“SAI”). Additional information about the Acquiring Portfolio and the VP Epoch U.S. Small Cap Portfolio is also included in their most recent shareholder reports.

Copies of these documents (when available) and any subsequently released shareholder reports are available upon request and without charge by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010. These documents are also available via the internet on the Portfolios’ website at www.nylinvestments.com/vpdocuments. Please review this important information carefully.

MainStay VP Funds Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the SEC. Copies of such material can be obtained on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Financial Highlights

The fiscal year end for both Portfolios is December 31.

The financial highlights of the VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio are contained in Appendix G. These financial highlights have been derived from financial statements audited by PricewaterhouseCoopers LLP except for the information for the six months ended June 30, 2018, which is unaudited.

Financial highlights are as of the end of a fiscal year or half-year.

Forms of Organization

Each Portfolio is a series of MainStay VP Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust, and a “diversified company” (as that term is defined in the 1940 Act). Each Portfolio is governed by the Board, which consists of seven members, six of whom are Independent Trustees. For more information on the history of the Portfolios, please see the SAI.

Custodian and Sub-Administrator

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111-2900 (“State Street”) serves as the Custodian for each Portfolio’s assets. State Street also provides sub-administration and sub-accounting services for the Portfolios. These services include, among other things, calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios’ respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios’ administrative operations. For providing these non-custody services to the Portfolios, State Street is compensated by New York Life Investments. Custodian fees and expenses are paid by the Portfolios.

Security Ownership of Management and Principal Shareholders

As of the Record Date, the current officers and Trustees of each Portfolio, in the aggregate, owned less than 1% of the outstanding shares of any class of either Portfolio. A list of the shareholders that owned of record or beneficially 5% or more of a class of shares of the VP Epoch U.S. Small Cap Portfolio as of the Record Date is contained in Appendix E.

CAPITALIZATION

Only VP Epoch U.S. Small Cap Portfolio shareholders of record at the close of business on the Record Date will be entitled to receive notice of, and to vote at, the Shareholder Meeting.

The following table shows the capitalization of the Acquiring Portfolio and the VP Epoch U.S. Small Cap Portfolio as of December 31, 2018 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma net asset values per share assume the issuance of shares of the Acquiring Portfolio, which would have occurred on December 31, 2018 in connection with the Reorganization. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Portfolio will be received by shareholders of the VP Epoch U.S. Small Cap Portfolio, and the information should not be relied upon to reflect the number of shares of the Acquiring Portfolio that actually will be received.

	As of December 31, 2018
	Acquiring Portfolio	VP Epoch U.S. Small Cap Portfolio	Pro Forma Adjustments		Acquiring Portfolio Pro Forma Combined After Reorganization
Net Assets
Initial Class	$123,857,506	$233,400,827	0		$357,258,333
Service Class	$136,964,652	$166,797,728	0		$303,762,380
Total	260,822,158	400,198,555	0		661,020,713
Net Asset Value Per Share
Initial Class	$9.82	$9.82	$0		$9.82
Service Class	$9.76	$9.39	$0		$9.76

Shares Outstanding
Initial Class	12,607,752	23,765,363	0		36,373,115
Service Class	14,034,065	17,765,334	(675,403	)*	31,123,996

*       Following the Reorganization, the Acquiring Portfolio will be the accounting survivor. In order to prevent dilution of their holdings, shareholders of the VP Epoch U.S. Small Cap Portfolio will receive shares based on the net asset value of the Acquiring Portfolio after the reorganization.

OTHER BUSINESS

The Board knows of no matters other than those described in this Proxy Statement that will be brought before the Special Meeting. If, however, any other matters properly come before the Special Meeting, it is the Board’s intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy. The proxies, in their discretion, may vote upon such other matters as may properly come before the Special Meeting.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of MainStay VP Funds Trust at 51 Madison Avenue, New York, New York 10011, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board.

VOTING INFORMATION

This Proxy Statement is being provided in connection with the solicitation of proxies by the Board for your vote for the Proposal at the Special Meeting, which will be held on April 30, 2019, at 10:00 a.m. Eastern time, at the offices of New York Life Investments, located at 51 Madison Avenue, New York, New York 10010.

You may vote in one of four ways:

•	Complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States);
•	Vote on the Internet at the website address printed on your proxy card;
•	Call the toll-free number printed on your proxy card; or
•	Vote in-person at the Special Meeting.

Please note, to vote via the Internet or telephone, you will need the “control number” that appears on your proxy card.

You may revoke a proxy once it is given by submitting a later-dated proxy or a written notice of revocation to the VP Epoch U.S. Small Cap Portfolio within the voting period. You may also revoke your proxy by attending at the Special Meeting in person and voting your shares. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the Proposal.

Only shareholders of record as of the close of business on the Record Date are entitled to receive notice of and to vote at the Special Meeting. Each whole share held as of the close of business on the Record Date is entitled to one vote and each fractional share is entitled to a proportional vote. The presence in person or by proxy of shareholders (i.e., an insurance company as the record owner of a Portfolio’s shares) of 33 1/3% of the shares entitled to vote at the Special Meeting will constitute a quorum for the conduct of all business.

When a quorum is present, approval of the Reorganization will require the affirmative vote of the holders of a “majority of the outstanding voting securities” of the VP Epoch U.S. Small Cap Portfolio, which is defined in the 1940 Act as the lesser of: (a) 67% or more of the voting securities of the VP Epoch U.S. Small Cap Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the VP Epoch U.S. Small Cap Portfolio are present in person or by proxy, or (b) more than 50% of the outstanding voting securities of the VP Epoch U.S. Small Cap Portfolio.

MainStay VP Funds Trust expects that NYLIAC will vote 100% of the shares of the VP Epoch U.S. Small Cap Portfolio held by its respective separate account(s) in accordance with instructions from the Policy Owners. Under an “echo policy”, NYLIAC will vote shares for which no instructions have been received from its Policy Owners, and any other shares that it or its affiliates own in their own right, in the same proportion as it votes shares for which it has received instructions. No minimum number of voting instructions from Policy Owners is required before NYLIAC may vote the shares for which no voting instructions have been received. Because NYLIAC will vote its shares of the VP Epoch U.S. Small Cap Portfolio in the same proportion as votes submitted by Policy Owners, it is possible that a small number of Policy Owners could determine the outcome of the Proposal. Furthermore, as the majority record owner of the VP Epoch U.S. Small Cap Portfolio’s shares, NYLIAC’s presence at the Special Meeting constitutes a quorum for the transaction of business.

The Special Meeting may be adjourned from time to time by vote of a majority of the shares represented at the Special Meeting in person or by proxy, whether or not a quorum is present, and the Special Meeting may be held as adjourned within a reasonable time after the original date set for the Special Meeting without further notice, provided that the time and place of the adjourned Special Meeting is announced during the meeting at which adjournment occurred and such adjourned meeting takes place within 60 calendar days from the date set for the original Special Meeting. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. Business may be conducted once a quorum is present and may continue until adjournment of the Special Meeting. If the Special Meeting is adjourned to another time or place, notice need not be given of the adjourned Special Meeting at which the adjournment is taken, unless a new record date of the adjourned Special Meeting is fixed or the adjourned Special Meeting takes place 60 calendar days or more after the original date set for the Special Meeting. At any adjourned Special Meeting, MainStay VP Funds Trust may transact any business which might have been transacted at the original Special Meeting. Although it is not expected that the Portfolios will receive abstentions and “broker non-votes” ( i.e., shares held by brokers or nominees, typically in “street name,” as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter), abstentions and broker non-votes will be treated as present for purposes of determining a quorum, but will not be included in the denominator for purposes of calculating the number of votes required to approve any proposal to adjourn the Special Meeting. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will have the same effect as votes against the Proposal.

The individuals named as proxies on the enclosed proxy card will vote in accordance with the shareholder’s direction, as indicated thereon, if the proxy card is received and is properly executed. If a shareholder properly executes a proxy and gives no voting instructions with respect to the Proposal, the shares will be voted in favor of the Proposal.

Future Shareholder Proposals. A Policy Owner may request inclusion of certain proposals for action in MainStay VP Funds Trust’s proxy statement and on MainStay VP Funds Trust’s proxy card for shareholder meetings which the Policy Owner intends to introduce at such meeting. Any Policy Owner wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders’ meeting should send their written proposal to the Trust at 51 Madison Avenue, New York, New York 10010. Any Policy Owner proposals must be presented within a reasonable time before the proxy materials for the next meeting are sent to Policy Owners in order to be considered for inclusion in the proxy materials. The timely submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. MainStay VP Funds Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or MainStay VP Funds Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders and no anticipated date of the next meeting can be provided.

Solicitation Expenses and Other Expenses Related to the Special Meeting. New York Life Investments will bear 100% of the costs related to the preparation, distribution and filing of the Proxy Statement/Prospectus and the costs associated with any other required regulatory filings. These costs are estimated by New York Life Investments to be between $400,000 and $450,000. MainStay VP Funds Trust has retained AST Fund Solutions to provide proxy solicitation services in connection with the Special Meeting. Proxies will be solicited via regular mail and also may be solicited via telephone, e-mail or other personal contact by personnel of New York Life Investments, VP Epoch U.S. Small Cap Portfolio, their respective affiliates, or, in New York Life Investments’ discretion, AST Fund Solutions or another, a commercial firm retained for this purpose. VP Epoch U.S. Small Cap Portfolio will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals.

OTHER INFORMATION

Vote of Portfolio Shares by New York Life Investments.

MainStay VP Funds Trust includes four Asset Allocation Portfolios (the “Allocation Portfolios”), which may invest in and own shares of the VP Epoch U.S. Small Cap Portfolio directly. In that event, the Allocation Portfolios’ investment manager, New York Life Investments and/or its affiliates has the discretion to vote all or some of the VP Epoch U.S. Small Cap Portfolio’s shares on the Proposal in accordance with the recommendations of an independent service provider or vote the shares in the same proportion as the other shareholders of the VP Epoch U.S. Small Cap Portfolio. The VP Epoch U.S. Small Cap Portfolio has been advised by New York Life Investments that these shares would be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

Householding

Unless you have instructed the VP Epoch U.S. Small Cap Portfolio not to, only one copy of this proxy solicitation may be mailed to multiple Policy Owners who share a mailing address (a “Household”). If you need additional copies of this proxy solicitation, please contact MainStay VP Funds Trust by calling toll-free 800-598-2019. If you do not want the mailing of your proxy solicitation materials to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please inform MainStay VP Funds Trust in writing or via telephone at the address or telephone number listed below.

Shareholder Reports

The VP Epoch U.S. Small Cap Portfolio will furnish without charge, upon request, a printed version of the most recent Annual/Semiannual Reports to Policy Owners. To obtain information, or for shareholder inquiries, contact the Distributor of the Portfolio’s shares by writing NYLIFE Distributors LLC, Attn: New York Life Investments Marketing Department, 30 Hudson Street, Jersey City, New Jersey 07302, or by calling toll free 800- MAINSTAY (624-6782).

Distributor

NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, New Jersey 07302, a limited liability company organized under the laws of Delaware, serves as each Portfolio’s principal underwriter and distributor for the Portfolio’s shares pursuant to an Amended and Restated Distribution Agreement dated August 1, 2014.

Administrator

Pursuant to the Management Agreement with regard to each Portfolio, New York Life Investments, subject to the oversight of the Board, and in conformity with the stated policies of the Portfolios, administers each Portfolio’s business affairs.

THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE VP EPOCH U.S. SMALL CAP PORTFOLIO APPROVE THE REORGANIZATION.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The Form of Agreement and Plan of Reorganization has been included to provide shareholders with information regarding its terms. It is not intended to provide any other factual information about the VP Epoch U.S. Small Cap Portfolio or the Acquiring Portfolio. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

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FORM OF AGREEMENT AND PLAN OF REORGANIZATION

MAINSTAY VP EPOCH U.S. SMALL CAP PORTFOLIO

MAINSTAY VP MACKAY SMALL CAP CORE PORTFOLIO

The Board of Trustees of MainStay VP Funds Trust, a Delaware statutory trust, (the “Board”), deems it advisable that MainStay VP MacKay Small Cap Core Portfolio (the “Acquiring Portfolio”) and MainStay VP Epoch U.S. Small Cap Portfolio (the “Acquired Portfolio”) engage in the reorganization described below. The Acquired Portfolio and the Acquiring Portfolio are both series of MainStay VP Funds Trust.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (the “Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Initial Class and Service Class shares of beneficial interest of the Acquiring Portfolio (“Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are each a series of a registered open-end, management investment company and the Acquired Portfolio owns assets that generally are assets of the character in which the Acquiring Portfolio is permitted to invest;

WHEREAS, the Board has determined, with respect to the Acquiring Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board has determined, with respect to the Acquired Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Portfolio to the Acquiring Portfolio in Exchange for Acquiring Portfolio Shares, the Assumption of all of the Acquired Portfolio’s Liabilities and the Liquidation of the Acquired Portfolio

1.1          Subject to the approval of the Acquired Portfolio’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Acquiring Portfolio Shares, determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

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1.2          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing Date (collectively, “Assets”).

1.3          The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of the sum of its investment company taxable income (computed without regard to any deduction for dividends paid) plus realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Portfolio Shareholders”), on a pro rata basis within that class, the Acquiring Portfolio Shares of the corresponding class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Acquiring Portfolio Shares to be so credited to Acquired Portfolio Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Portfolio (“Acquired Portfolio Shares”) of the corresponding class owned by Acquired Portfolio Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be redeemed and canceled on the books of the Acquired Portfolio, although any share certificates representing interests in shares of the Acquired Portfolio will represent a number of the corresponding class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

1.5          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio. Shares of the Acquiring Portfolio will be issued in the manner described in the Acquiring Portfolio’s current prospectus.

1.6          Any reporting responsibility of the Acquired Portfolio, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (“SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio up to and including the Closing Date.

2.	Valuation

2.1          The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus and statement of additional information, each as may be supplemented, with respect to the Acquired Portfolio, and valuation procedures established by the Board of the Acquired Portfolio.

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2.2          The net asset value of an Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional information, each as may be supplemented, and valuation procedures established by the Board of the Acquiring Portfolio.

2.3          The number of the Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Acquired Portfolio Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4          All computations of value shall be made by New York Life Investment Management LLC (“New York Life Investments”), in its capacity as administrator for the Acquired Portfolio and the Acquiring Portfolio, and shall be subject to confirmation by each Portfolio’s record keeping agent and by each Portfolio’s independent accountants.

3.	Closing and Closing Date

3.1          The Closing Date shall be on or about April 30, 2019 or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time. The Closing shall be held at the offices of the New York Life Investments or at such other time and/or place as the parties may agree.

3.2          MainStay VP Funds Trust shall direct State Street Bank and Trust Company as custodian for the Acquired Portfolio (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Portfolio, which Custodian also serves as the custodian for the Acquiring Portfolio. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Portfolio as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s Assets deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3          MainStay VP Funds Trust shall direct New York Life Insurance and Annuity Corporation (“NYLIAC”), in its capacity as agent for the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio shareholders and the number and percentage ownership of outstanding Initial and Service Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver to the Secretary of the Acquired Portfolio prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Portfolio Shares will be credited to the Acquired Portfolio on the Closing Date, or provide other evidence satisfactory to the Acquired Portfolio as of the Closing Date that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s accounts on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

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3.4          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board or New York Life Investments, accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1          Except as has been fully disclosed to the Acquiring Portfolio in a written instrument executed by an officer, MainStay VP Funds Trust, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio, as follows:

(a)	The Acquired Portfolio is duly organized as a series of MainStay VP Funds Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under MainStay VP Funds Trust’s Declaration of Trust and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

(b)	MainStay VP Funds Trust is a registered open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Acquired Portfolio Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d)

The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)	On the Closing Date, MainStay VP Funds Trust, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

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(f)	MainStay VP Funds Trust is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay VP Funds Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay VP Funds Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)	All material contracts or other commitments of the Acquired Portfolio (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

(h)	Except as otherwise disclosed in writing to and accepted by MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. MainStay VP Funds Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)	The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio dated [____________] have been audited by [____________], independent accountants, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)	Since [____________], there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Portfolio Shares due to declines in market values of securities held by the Acquired Portfolio, the discharge of the Acquired Portfolio’s liabilities, or the redemption of the Acquired Portfolio’s shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

(k)	On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

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(l)	For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)	All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay VP Funds Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio’s shares;

(n)	The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the this Plan will constitute a valid and binding obligation of MainStay VP Funds Trust, on behalf of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)	The information to be furnished by the Acquired Portfolio for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)	The combined Proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement on Form N-14 through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

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4.2          Except as has been fully disclosed to the Acquired Portfolio in a written instrument executed by an officer of MainStay VP Funds Trust, MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio, as follows:

(a)	The Acquiring Portfolio is duly organized as series of MainStay VP Funds Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)	MainStay VP Funds Trust is a registered open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Portfolio Shares under the 1933 Act, is in full force and effect;

(c)	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)	The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)	On the Closing Date, MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)	The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of MainStay VP Funds Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)	Except as otherwise disclosed in writing to and accepted by MainStay VP Funds Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Portfolio’s knowledge, threatened against MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of its business. MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio’s business or its ability to consummate the transactions herein contemplated;

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(h)	The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio, dated [____________], have been audited by [____________], independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Portfolio, as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio, required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)	The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments dated [____________] are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Portfolio, as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)	Since [____________], there has not been any material adverse change in the Acquiring Portfolio, financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio, of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (j), a decline in net asset value per share of the Acquiring Portfolio, due to declines in market values of securities held by the Acquiring Portfolio, the discharge of liabilities, or the redemption of shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

(k)	On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)	For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio, has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(m)	All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay VP Funds Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(n)	The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, and this Plan will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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(o)	The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable by the Acquiring Portfolio;

(p)	The information to be furnished by the Acquiring Portfolio for use in the registration statements and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(q)	The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.6 (and any amendment or supplement thereto), insofar as it relates to the Acquiring Portfolio and the Acquiring Portfolio Shares, will, on the effective date of the Registration Statement on Form N-14 through the date of the Special Meeting of Shareholders of the Acquired Portfolio contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	Covenants of the Acquiring Portfolio and the Acquired Portfolio

5.1          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2          MainStay VP Funds Trust has called a Special Meeting of the Shareholders of the Acquired Portfolio to consider and act upon this Plan and has taken all other action necessary to obtain approval of the transactions contemplated herein.

5.3          The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5          Subject to the provisions of this Plan, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6          The Acquired Portfolio has provided the Acquiring Portfolio with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

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5.7          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its respective shareholders consisting of the Acquiring Portfolio Shares received at the Closing.

5.8          The Acquiring Portfolio and the Acquired Portfolio shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9          MainStay VP Funds Trust, on behalf of the Acquired Portfolio, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) MainStay VP Funds Trust’s, on behalf of the Acquired Portfolio, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) MainStay VP Funds Trust’s, on behalf of the Acquiring Portfolio, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.11        The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of MainStay VP Funds Trust, the Acquired Portfolio or the Acquiring Portfolio shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or result in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, MainStay VP Funds Trust, the Acquired Portfolio and the Acquiring Portfolio shall take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to MainStay VP Funds Trust, to render the tax opinion required herein (including without limitation, each party’s execution of representations reasonably requested by and addressed to counsel).

6.	Conditions Precedent to Obligations of the Acquired Portfolio

The obligations of MainStay VP Funds Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at MainStay VP Funds Trust’s election, to the performance by MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1          All representations and warranties of MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2          MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in the name of the Acquiring Portfolio by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to MainStay VP Funds Trust, and dated as of the Closing Date, to the effect that the representations and warranties of MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay VP Funds Trust shall reasonably request;

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6.3          MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent to Obligations of the Acquiring Portfolio

The obligations of MainStay VP Funds Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at MainStay VP Funds Trust’s election, to the performance by MainStay VP Funds Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1          All representations and warranties of MainStay VP Funds Trust, on behalf of the Acquired Portfolio, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2          MainStay VP Funds Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of MainStay VP Funds Trust;

7.3          MainStay VP Funds Trust, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio a certificate executed in the name of the Acquired Portfolio by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of MainStay VP Funds Trust, on behalf of the Acquired Portfolio, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay VP Funds Trust shall reasonably request;

7.4          MainStay VP Funds Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay VP Funds Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

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8.	Further Conditions Precedent to Obligations of the Acquiring Portfolio and the Acquired Portfolio

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to MainStay VP Funds Trust, on behalf of either the Acquiring Portfolio or the Acquired Portfolio, respectively, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1          On the Closing Date no action, suit or other proceeding shall be pending or, to MainStay VP Funds Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.2          The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of MainStay VP Funds Trust’s Declaration of Trust and By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, MainStay VP Funds Trust, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, respectively, may not waive the conditions set forth in this paragraph 8.2;

8.3          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by MainStay VP Funds Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5          The parties shall have received the opinion of counsel to MainStay VP Funds Trust, on behalf of the Acquired Portfolio, substantially to the effect that, based upon certain facts, assumptions, and representations of the parties and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, for U.S. federal income tax purposes:

(a)	The Reorganization contemplated by this Plan shall constitute a tax-free reorganization within the meaning of Section 368(a) of the Code and the Acquiring Portfolio and Acquired Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)	Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio upon receipt of the assets of the Acquired Portfolio solely in exchange for the assumption of the Liabilities of the Acquired Portfolio and issuance of the Acquiring Portfolio Shares;

(c)	Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Acquired Portfolio upon the transfer of the assets of the Acquired Portfolio to the Acquiring Portfolio solely in exchange for the assumption by the Acquiring Portfolio of the Acquired Portfolio Liabilities and the Acquiring Portfolio Shares or upon distribution (whether actual or constructive) of the Acquiring Portfolio Shares to the Acquired Portfolio Shareholders in exchange for their Acquired Portfolio Shares, except for any gain or loss that maybe required to be recognized solely as a result of the close of the Acquired Portfolio’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(d)	Under Section 354 of the Code, no gain or loss will be recognized by any Acquired Portfolio Shareholder upon the exchange of its Acquired Portfolio Shares solely for Acquiring Portfolio Shares;

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(e)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Portfolio Shares received by each Acquired Portfolio Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Portfolio Shares held by such Acquired Portfolio Shareholder immediately prior to the Reorganization. Under Section 1223(1) of the Code, the holding period of Acquiring Portfolio Shares received by each Acquired Portfolio Shareholder will include the period during which the Acquired Portfolio Shares exchanged therefor were held by such shareholder, provided the Acquired Portfolio Shares are held as capital assets at the time of the Reorganization;

(f)	Under Section 362(b) of the Code, the tax basis of the assets of the Acquired Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of the such assets to the Acquired Portfolio immediately prior to the Reorganization, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Acquired Portfolio’s taxable year or on which gain was recognized upon the transfer of the Acquiring Portfolio. Under Section 1223(2) of the Code, the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio (except to the extent that the investment activities of the Acquiring Portfolio reduce or eliminate such holding period and except for any assets on which gain is recognized on the transfer to the Acquiring Portfolio);

(g)	The Acquiring Portfolio will succeed to and take into account the items of the Acquired Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder, if applicable.

The delivery of such opinion is conditioned upon receipt by counsel to MainStay VP Funds Trust of representations it shall request of MainStay VP Funds Trust. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.5.

9.	Indemnification

9.1          MainStay VP Funds Trust, out of the Acquiring Portfolio’s assets and property, agrees to indemnify and hold harmless the Acquired Portfolio from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Portfolio may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Portfolio of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2          MainStay VP Funds Trust, out of the Acquired Portfolio’s assets and property, agrees to indemnify and hold harmless the Acquiring Portfolio from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Portfolio may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Portfolio of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.	Brokerage Fees and Expenses

10.1        The Acquiring Portfolio and the Acquired Portfolio represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization. Any brokerage fees and expenses incurred in connection with the Reorganization shall be borne or reimbursed by New York Life Investments.

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10.2        The expenses relating to the proposed Reorganization will be borne by New York Life Investments. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	Entire Agreement; Survival of Warranties

11.1        MainStay VP Funds Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Portfolio or the Acquired Portfolio, respectively, not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2        The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Portfolio and Acquiring Portfolio in Sections 9.1 and 9.2 shall survive the Closing.

12.	Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board, on behalf of either the Acquiring Portfolio or the Acquired Portfolio, respectively, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

13.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of MainStay VP Funds Trust, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, respectively; provided, however, that following the Special Meeting of the Shareholders of the Acquired Portfolio called by MainStay VP Funds Trust, pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders, respectively, under this Plan to the detriment of such shareholders without their further approval.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to New York Life Investments, 51 Madison Avenue, New York, New York 10010, Attn: J. Kevin Gao, Chief Legal Officer and Secretary, in each case with a copy to Dechert LLP, 1900 K Street, NW Washington, DC 20006, Attn: Thomas C. Bogle, Esq.

15.	Headings; Governing Law; Assignment; Limitation of Liability

15.1        The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2        This Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

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15.3        This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan. Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the ____ day of ______, 2018.

MAINSTAY VP FUNDS TRUST		MAINSTAY VP FUNDS TRUST
On behalf of the Acquiring Portfolio:		On behalf of the Acquired Portfolio:
MainStay VP MacKay Small Cap Core Portfolio		MainStay VP Epoch U.S. Small Cap Portfolio

By:		By:
Name:	Kirk C. Lehneis	Name:	Kirk C. Lehneis
Title:	President	Title:	President

New York Life Investments agrees to the provisions set forth in Sections 10.2 and 15.3 of this Plan.

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

By:
Name:	Kirk C. Lehneis
Title:	Senior Managing Director

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APPENDIX B

ADDITIONAL INFORMATION ABOUT MAINSTAY VP FUNDS TRUST

The following pages are intended to provide additional information about portfolios of MainStay VP Funds Trust. Not all of the portfolios of MainStay VP Funds Trust discussed below are offered in this Proxy Statement.

PURCHASE OR REDEMPTION OF SHARES

Determining the Portfolios’ Share Prices (“NAV”) and the Valuation of Securities

Each Portfolio sells and redeems shares at the NAV next determined after the purchase or redemption order is accepted. Orders accepted prior to 4:00 pm will be processed at the current day’s NAV. Orders accepted after 4:00 pm will be processed at the following business day’s NAV. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios’ shares.

Each Portfolio generally calculates the value of its investments (also known as its NAV) as of the close of regular trading on the New York Stock Exchange (the “Exchange”) on each day the Exchange is open for trading. The Portfolios do not usually calculate their NAVs on days on which the Exchange is scheduled to be closed. The NAV per share for a class of shares is determined by dividing the value of a Portfolio’s net assets attributable to that class by the number of shares of that class outstanding on that day. With respect to any portion of an Asset Allocation Portfolio’s assets that are invested in one or more Underlying Portfolios/Funds, the Asset Allocation Portfolio’s NAV is calculated based upon the NAVs of those Underlying Portfolios/Funds. The value of a Portfolio’s investments is generally based (in whole or in part) on current market prices (amortized cost, in the case of MainStay VP U.S. Government Money Market Portfolio and other Portfolios that hold debt securities with a remaining maturity of 60 days or less). If current market values are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio’s securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the Subadvisor, where applicable, deems that a particular event could materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Portfolio does not price its shares. The value of these securities held in a Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures establishing methodologies for the valuation of the Portfolios’ securities and has delegated day-to-day responsibility for fair value determinations to MainStay VP Fund Trust’s Valuation Committee and Valuation Subcommittee. Determinations of these Committees are subject to review and ratification, if appropriate, by the Board at its next regularly scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

MainStay VP Fund Trust expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, MainStay VP Fund Trust’s fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

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If the Exchange is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the Exchange has an unscheduled early closing on a day it has opened for business, a Portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the Exchange for that day, so long as New York Life Investments believes there generally remains an adequate market to obtain reliable and accurate market quotations. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, a Portfolio reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until and calculate a Portfolio’s NAV as of such earlier closing time.

There may be other instances where market quotations are not readily available or standard pricing principles do not apply. Please see the SAI for additional information on how NAV is calculated.

Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans

Except as described below, shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolios are also offered as underlying investments of the Asset Allocation Portfolios.

MainStay VP Fund Trust has received an exemptive order from the SEC (“Exemptive Order”) that permits the Portfolios and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolios currently do not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolios may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio’s NAV.

Each Portfolio may offer Initial Class, Service Class and/or Service 2 Class shares. Certain insurance companies may have selected, and the distributor may have made available, fund share classes with service and distribution related fees that are higher than other available share classes. As a result of any higher fees paid by investors in such share classes, the amount of fees that may otherwise need to be paid by the distributor or its affiliates to such insurance company would decrease. The Portfolios do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Portfolios.

Initial Class shares are not subject to a distribution and/or service fee. Service Class shares and Service 2 Class shares are subject to a distribution and/or service fee. Portfolio shares are only available through separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Service Class shares of MainStay VP MacKay Convertible Portfolio are available to separate accounts of NYLIAC and certain unaffiliated insurance companies. Service 2 Class shares are available only to separate accounts of certain unaffiliated insurance companies.

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Excessive Purchases and Redemptions or Exchanges

The interests of MainStay VP Funds Trust’s shareholders and MainStay VP Funds Trust’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of MainStay VP Funds Trust shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio’s investment strategies or negatively impact Portfolio performance. For example, New York Life Investments or a Portfolio’s Subadvisor might have to maintain more of a Portfolio’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Portfolio shares may dilute the value of shares held by long-term owners.

MainStay VP Funds Trust is not intended to be used as a vehicle for short-term trading, and the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio’s shares in order to protect long-term owners of MainStay VP Funds Trust. Each Portfolio reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of MainStay VP Funds Trust to monitor transfers made by the owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. MainStay VP Funds Trust does not maintain data regarding individual owners’ transactions. MainStay VP Funds Trust’s policy is that the Portfolios must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which MainStay VP Funds Trust becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. MainStay VP Funds Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios that MainStay VP Funds Trust determines not to be in the best interests of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC and other insurance companies may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolios, or MainStay VP Funds Trust may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios’ procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios’ Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios’ objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, and MainStay VP Fund Trust discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, nor MainStay VP Fund Trust has any arrangements to permit or accommodate frequent or excessive short-term trading.

Portfolio Holdings Information

A description of MainStay VP Fund Trust’s policies and procedures with respect to the disclosure of each of the Portfolio’s portfolio securities holdings is available in the SAI. Generally, a complete schedule of each Portfolio’s portfolio holdings will be made available on the MainStay website at nylinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

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The portfolio holdings for MainStay VP Cushing Renaissance Advantage Portfolio and MainStay VP MacKay High Yield Corporate Bond Portfolio will be made public 60 days after quarter end.

The portfolio holdings for MainStay VP Epoch U.S. Equity Yield Portfolio and MainStay VP Epoch U.S. Small Cap Portfolio will be made public 15 days after month end.

The portfolio holdings for MainStay VP T. Rowe Price Equity Income Portfolio will be made public 15 days after quarter end.

MainStay VP U.S. Government Money Market Portfolio will post its portfolio holdings as of the last business day of the prior month, no later than the fifth business day following month-end, and will remain available on the internet for at least six months after posting. In addition, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public by the SEC, and a link to each of the most recent 12 months of filings on Form N-MFP will be made available on the MainStay Funds website.

In addition, a Portfolio’s top ten holdings may be made public 15 days after quarter end. The Portfolios’ quarterly top ten holdings information is also made available in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

All portfolio holdings will be posted on the appropriate Portfolio’s website and remain accessible on the website until the posting of the next scheduled portfolio holdings information.

TAXES, DIVIDENDS AND DISTRIBUTIONS

Taxes

Each Portfolio has either elected or intends to elect and to qualify to be taxed as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code. If each Portfolio qualifies as a “regulated investment company” and complies with the appropriate provisions of the Internal Revenue Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Internal Revenue Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account’s proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of MainStay VP Fund Trust will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

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Dividends and Distributions

MainStay VP U.S. Government Money Market Portfolio (which seeks to maintain a constant NAV of $1.00 per share) and MainStay VP Floating Rate Portfolio will declare a dividend of their net investment income daily and distribute such dividend monthly. Shareholders of MainStay VP U.S. Government Money Market and MainStay VP Floating Rate Portfolios begin earning dividends on the next business day following receipt of the shareholder’s investment by the respective Portfolio. MainStay VP Income Builder, MainStay VP MacKay Convertible and MainStay VP MacKay Unconstrained Bond Portfolios will declare and distribute a dividend of net investment income quarterly. Each Portfolio, other than MainStay VP U.S. Government Money Market, MainStay VP Floating Rate, MainStay VP Income Builder, MainStay VP MacKay Convertible and MainStay VP MacKay Unconstrained Bond Portfolios, declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio, other than MainStay VP U.S. Government Money Market and MainStay VP Floating Rate, will begin to earn dividends on the first business day after the shareholder’s purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following the ex-dividend date of the dividend. Each Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. Each Portfolio may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

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APPENDIX C

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Information about each Portfolio’s objective, principal investment strategies, investment practices and principal risk factors appears elsewhere in this Proxy/Registration Statement. The information below describes in greater detail the principal and other investments, investment practices and risks pertinent to the Portfolios. One Portfolio may use the investments/strategies discussed below more than the other Portfolio. The Portfolios may be subject to risks to different degrees. Not all investments/strategies of the Portfolios may be described below. The fact that a particular risk is not identified as a principal risk for a Portfolio does not mean that the Portfolio is prohibited from investing in securities or investments that give rise to that risk.

Investment Policies and Objectives

The Portfolios have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as described in that Portfolio's Principal Investment Strategies section and set forth in the Statement of Additional Information (“SAI”). This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. To the extent a Portfolio invests in derivatives, the market value of such investments may be counted for purposes of the 80% policy. The MainStay Group of Funds has adopted a policy to provide a Portfolio's shareholders with at least 60 days' prior notice of any changes in that Portfolio's non-fundamental policy with respect to investments of a type suggested by its name.

When the discussion states that a Portfolio invests “primarily” in a certain type or style of investment, this means that under normal circumstances it will invest at least 65% of its assets, as described above, in that type or style of investment.

Each Portfolio may invest its net assets in other investment companies, including ETFs that invest in similar securities, and count such holdings towards various guideline tests (such as the 80% test required pursuant to Rule 35d-1 under the 1940 Act). In appropriate circumstances, synthetic investments may also count toward various guideline tests (such as the 80% test required pursuant to Rule 35d-1 under the 1940 Act).

Unless otherwise stated, each Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or policies. See “Exchange-Traded Funds” below.

Each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the SAI. The following information regarding principal investment strategies and risks is provided in alphabetical order and not necessarily in order of importance.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

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Equity Securities

Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on domestic stock exchanges, foreign stock exchanges, or in the over-the-counter market. There are many different types of equity securities, including (without limitation) common stocks, preferred stocks, ADRs, and real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Geographic Focus Risk

Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, economic, political, regulatory, geopolitical and other conditions. These conditions include anticipated or actual government budget deficits or other financial difficulties, levels of inflation and unemployment, fiscal and monetary controls, tax policy and political and social instability in such countries and regions. A Portfolio’s performance will be particularly susceptible to the conditions in the countries or regions to which it is significantly exposed.

For example, a Portfolio's investments in Japan may be subject to additional risks, including an aging and declining population, which contributes to the increasing cost of Japan’s pension and public welfare system and makes the economy more dependent on foreign trade. Additionally, Japan is prone to natural disasters, such as earthquakes and tsunamis.

Additionally, a Portfolio's investments in the United Kingdom subject the Portfolio to additional risks. For example, the United Kingdom is a substantial trading partner of the United States and other European countries, and, as a result, the British economy may be impacted by adverse changes to the economic health of the United States and other European countries. In addition, in a June 2016 referendum, citizens of the United Kingdom voted to leave the EU (known as “Brexit”), which may have a negative impact on the economy and currency of the United Kingdom, including increased volatility and illiquidity and potentially lower economic growth.

Growth Stocks

The Portfolios may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth stocks" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other securities.

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The principal risk of investing in growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Illiquid and Restricted Securities

The Portfolio's investments may include illiquid securities or restricted securities. The principal risk of investing in illiquid or restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Portfolio may be illiquid at the time of purchase, or liquid at the time of purchase and may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Securities may also be less liquid (i.e. more difficult to sell) because of trading preferences, such as a buyer disfavoring purchases of odd lots or smaller blocks of securities. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase and sell such securities.

If one or more instruments in a Portfolio's portfolio become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, a Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Portfolio's NAV. In addition, the value of illiquid securities that subsequently become liquid may increase, positively affecting a Portfolio's NAV. Portfolio performance attributable to variations in liquidity are not necessarily an indication of future performance. For more information on fair valuation, please see "Fair Valuation and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Large Investments by Shareholders

From time to time, the Portfolios may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Portfolio's performance if the Portfolio were required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Portfolio's transaction costs.

Large Transaction Risk

To minimize disruptions to the operations of the Portfolio, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Portfolio shares. When New York Life Investments determines to initiate a transaction with a Portfolio, New York Life Investments generally coordinates directly with the portfolio managers of the Portfolio to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Portfolio's investment strategies.

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Lending of Portfolio Securities

The Portfolios may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the applicable Board of the Portfolios. In determining whether to lend securities, the Manager or the Subadvisor of a Portfolio or its/their agent will consider relevant facts and circumstances, including the creditworthiness of the borrower. Securities lending involves the risk that a Portfolio may lose money in the event that the borrower fails to return the securities to the Portfolio in a timely manner or at all. A Portfolio also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Furthermore, as with other extensions of credit, a Portfolio could lose its rights in the collateral should the borrower fail financially. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to a Portfolio on a timely basis and the Portfolio may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Portfolio.

Leverage

To the extent a Portfolio employs certain strategies and instruments (e.g., derivatives) that result in direct or indirect economic leverage, a Portfolio may be more volatile and sensitive to market movements than a fund that does not employ leverage. The use of leverage creates additional investment exposure as well as the potential for greater loss and may require a Portfolio to liquidate investments when it may be disadvantageous to do so.

Liquidity and Valuation Risk

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws. The principal risk of investing in illiquid or restricted securities is that they may be difficult to sell. The Portfolios are subject to liquidity and valuation risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Portfolio from selling the investments at an advantageous time or price. Securities purchased by a Portfolio may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid because of, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to obtain an accurate price for a security. Securities may also be less liquid (i.e. more difficult to sell) because of trading preferences, such as a buyer disfavoring purchases of odd lots or smaller blocks of securities. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to securities traded over-the-counter, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase and sell the securities. Liquidity risk may also refer to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, a Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Markets for debt and other fixed-income securities have consistently grown over the past three decades. However, the growth of capacity for traditional dealer counterparties to engage in trading these securities has not kept pace with the broader market and, in some cases, has decreased over this period. As a result, dealer inventories of certain types of debt securities and similar instruments, which provide a primary indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to the size of the market for these instruments. The significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the debt and fixed-income markets because market makers provide stability to the market through their intermediary services. The potential liquidity and volatility challenges in these markets could be particularly significant during certain economic and financial conditions, such as periods of economic uncertainty. A Portfolio's ability to sell an instrument under favorable conditions also may be negatively impacted by, among other things, other market participants selling the same or similar instruments at the same time.

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If one or more of a Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument.

Valuation risk refers to the potential that the sales price a Portfolio could receive for any particular investment may differ from the Portfolio's valuation of the investment. Valuation of a Portfolio's investments may be difficult, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology that produces an estimate of the fair value of the security/instrument, which are based on good faith, subjective judgments, and available information. Such valuations may prove to be inaccurate. Where no clear or reliable indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Portfolio's NAV. In addition, the value of illiquid securities that subsequently become liquid may increase, positively affecting the Portfolio's NAV. A Portfolio (or the Manager or Subadvisor) may rely on various sources of information to value investments and calculate net asset values. A Portfolio may obtain pricing information from third parties that are believed to be reliable. In certain cases, this information may be unavailable or this information may be inaccurate because of errors by the third parties, technological issues, an absence of current market data, or otherwise. These cases increase the risks associated with fair valuation.

Performance attributable to variations in liquidity are not necessarily an indication of future performance. For more information on fair valuation, please see "Determining the Portfolio's Shares Prices ("NAV") and the Valuation of Securities," "Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans," and "Portfolio Holdings Information."

In October 2016, the SEC adopted a new rule that regulates the management of liquidity risk by investment companies registered under the 1940 Act, such as the Portfolios. The rule may negatively impact a Portfolio and/or result in a change to its investment strategy. New York Life Investments continues to evaluate the potential impact of the new governmental regulation on the Portfolios and may have to make changes to Portfolio strategies in the future. The compliance date for certain requirements of the new rule is currently December 1, 2018 and June 1, 2019 for other requirements of the new rule.

Market Capitalization Risk

To the extent a Portfolio invests in securities issued by small-, mid-, or large-cap companies, the Portfolio will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization underperform other types of investments, a Portfolio's performance could be adversely impacted.

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Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. In addition, securities of small-cap and mid-cap companies may trade in an over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Smaller capitalization companies frequently rely on narrower product lines, niche markets, limited financial resources, a few key employees and inexperienced management. Smaller capitalization companies have more speculative prospects for future growth, sustained earnings and market share than larger companies and may be more vulnerable to adverse business or market developments. Accordingly, it may be difficult for a Portfolio to sell small-cap securities at a desired time or price. Generally, the smaller the company, the greater these risks become. Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.

Market Risk

The value of a Portfolio's investments may fluctuate and/or decline because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Changes in these markets may be rapid and unpredictable. Fluctuations in the markets generally or in a specific industry or sector may impact the securities in which a Portfolio invests. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of a Portfolio's shares. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. A Portfolio potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Manager or a Subadvisor believes represent an attractive opportunity or in which the Portfolio seeks to obtain exposure may be unavailable entirely or in the specific quantities sought by the Manager or the Subadvisor and the Portfolio may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right, but not the obligation, to buy from (call) or sell to (put) the seller (writer) of the option the security, currency or futures contract underlying the option at a specified exercise price at any time during the term of the option. If the Portfolio’s Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Portfolio Management Risk

The investment strategies, practices and risk analysis used by a Subadvisor may not produce the desired results. In addition, a Portfolio may not achieve its investment objective, including during a period in which a Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The Subadvisor may be incorrect in its assessment of a particular security or market trend, which could result in a loss to the Portfolio. A Subadvisor’s judgment about whether securities acquired by the Portfolio will increase or decrease in value may prove to be incorrect, and the value of these securities could change unexpectedly.

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Preferred Stock

Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board. Preferred stock also may be subject to optional or mandatory redemption provisions.

In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking portfolio provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Private Placement and Restricted Securities

Privately issued securities and other restricted securities are not publicly traded and generally are subject to strict restrictions on resale. Accordingly, there may be no market or a limited market for the resale of such securities. Therefore, a Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price, which may result in a loss to a Portfolio. This potential lack of liquidity also may make it more difficult to accurately value these securities. There may be less information publicly available regarding such securities as compared to publicly issued securities. Privately issued securities that are determined to be “illiquid” would be subject to a Portfolio's policy of not investing more than 15% of its net assets in illiquid securities.

Regulatory Risk

Government regulation and/or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by the Portfolio, affect the value of its investments, and limit a Portfolio's ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing a Portfolio to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Portfolio's investment practices. Certain regulatory authorities may also prohibit or restrict the ability of a Portfolio to engage in certain derivative transactions or short-selling of certain securities. Although there continues to be uncertainty about the full impact of these and other regulatory changes, a Portfolio may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.

At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of a Portfolio. Legislation or regulation may change the way in which a Portfolio is regulated. Neither New York Life Investments nor a Portfolio's Subadvisor can predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio's ability to achieve its respective investment objective. A Portfolio's activities may be limited or restricted because of laws and regulations applicable to New York Life Investments, a Subadvisor or the Portfolio.

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Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio's exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Portfolio's portfolio of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of a Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Tax Risk

The Portfolio's investments and investment strategies, including transactions in options and futures contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (i) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (ii) to accelerate income to the Portfolio; (iii) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); and/or (iv) to produce income that will not qualify as good income under the gross income requirements that must be met for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Furthermore, to the extent that any futures contract or option on a futures contract held by the Portfolio is a “Section 1256 contract” under Section 1256 of the Internal Revenue Code, the contract will be marked to market annually, and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract. Section 1256 contracts may include Portfolio transactions involving call options on a broad-based securities index, certain futures contracts and other financial contracts.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions or abnormal circumstances (such as large cash inflows or anticipated large redemptions), a Portfolio may, for temporary defensive purposes or for liquidity purposes (which may be for a prolonged period) invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such conditions, a Portfolio may be permitted to invest without limit in cash, money market securities or other investments.

Value Stocks

The Portfolios may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value stocks" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value stocks is that they may never reach what a Portfolio's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's stock may decline or may not approach the value that the portfolio manager anticipates.

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In addition to the principal investments described above, the Portfolios may also invest or engage in, or be subject to risks associated with, the following:

Closed-End Funds

The Portfolios may invest in shares of closed-end funds. Closed-end funds are investment companies that generally do not continuously offer their shares for sale. Rather, closed-end funds typically trade on a secondary market, such as the New York Stock Exchange (“Exchange”) or the NASDAQ Stock Market, Inc. ("NASDAQ"). Closed-end funds are subject to management risk because the adviser to the closed-end fund may be unsuccessful in meeting the fund's investment objective. Moreover, investments in a closed-end fund generally reflect the risks of the closed-end fund's underlying portfolio of securities. Closed-end funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to their purchase by a Portfolio. Closed-end funds may trade infrequently and with small volume, which may make it difficult for a Portfolio to buy and sell shares. Closed-end funds are subject to management fees and other expenses that may increase their cost versus the costs of directly owning the underlying securities. Since closed-end funds may trade on exchanges, a Portfolio may also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

Derivative Transactions

Derivative transactions, or “derivatives,” may include options, forwards, futures, options on futures, and swap agreements. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies, commodities or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be difficult to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency, commodity or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes to the underlying securities, in interest rates, currencies, commodities, indices or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using over-the-counter (“OTC”) or bilateral derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, a Portfolio could experience the loss of some or all of its investment in a derivative or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Portfolio may also incur fees and expenses in enforcing its rights. Certain derivatives are subject to mandatory clearing and exchange-trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, is intended to reduce counterparty credit risk and exchange-trading is intended to increase liquidity, but neither make derivatives transactions risk-free.

In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. Investments in derivatives may increase or accelerate the amount of taxable income of a Portfolio or result in the deferral of losses that would otherwise be recognized by a Portfolio in determining the amount of dividends distributable to shareholders. As a series of an investment company registered with the Securities and Exchange Commission ("SEC"), the Portfolio must maintain reserves of liquid assets or enter into offsetting transactions to "cover" obligations with respect to certain kinds of derivative instruments.

Future regulatory developments may impact a Portfolio's ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Portfolio itself is regulated. These or other legislative or regulatory changes may negatively impact a Portfolio and/or result in a change in its investment strategy.

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Dividend-Paying Stocks

Dividend-paying stocks may underperform the securities of other companies that do not typically produce income or other distributions. In addition, issuers of dividend-paying stock may have discretion at any time to reduce, defer, or stop paying dividends for a stated period of time. Depending upon market conditions, an income-producing stock that meets a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of a Portfolio to produce current income while remaining fully diversified. The distributions received by a Portfolio may not qualify as income for Portfolio investors.

Exchange-Traded Funds (“ETFs”)

To the extent a Portfolio may invest in securities of other investment companies, the Portfolio may invest in shares of ETFs, including ETFs advised by affiliates of New York Life Investments. ETFs are investment companies that trade like stocks. The price of an ETF is derived from and based upon the securities held by the ETF. However, like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on the Portfolio's investment in ETFs. In addition, an actual trading market may not develop for an ETF’s shares and the listing exchange may halt trading of an ETF’s shares. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Portfolio will indirectly bear its proportionate share of management fees and other expenses that are charged by an ETF in addition to the management fees and other expenses paid by the Portfolio. The Portfolio will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. A Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for its portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio or where access to a local market is restricted or not cost effective. In addition, an index-based ETF may not exactly replicate the performance of the index it seeks to track for a number of reasons, such as operating expenses, transaction costs and imperfect correlation between the performance of the ETF’s holdings and that of the index.

A Portfolio may invest in ETFs, among other reasons, to gain broad market, sector or asset class exposure, including during periods when it has large amounts of uninvested cash or when the Manager or Subadvisor believes share prices of ETFs offer attractive values, subject to any applicable investment restrictions in the Prospectus and the SAI.

Foreign Securities and Currencies

Generally, foreign securities are issued by companies organized outside the U.S. or are traded primarily in markets outside the U.S., but foreign debt securities may be traded on bond markets or over-the-counter markets in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Foreign securities may be domiciled in the U.S. and traded on a U.S. market, but possess elements of foreign risk. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders and, as a result, a Portfolio may have limited or no legal recourse with respect to foreign securities. In addition, investments in emerging market countries present unique and greater risks than those presented by investments in countries with developed securities markets and more advanced regulatory systems. For example, some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries. The Asia-Pacific region has historically been highly dependent on global trade and the growth, development and stability of the region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. See “Emerging Markets” above.

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Many of the foreign securities in which the Portfolios invest are denominated or quoted in a foreign currency. A decline in value of a currency will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect a Portfolio's investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. One or more subadvisors of a Portfolio may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of a Portfolio's assets allocated to the subadvisor(s) by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases a Portfolio may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Futures Transactions

A Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolios also may enter into futures contracts traded on foreign futures exchanges.

A Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with the Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

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Initial Public Offerings ("IPOs")

IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investments in Other Investment Companies

A Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. A Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with a Portfolio’s objective and investment program. A Portfolio generally will directly bear its proportionate share of the management fees and other expenses that are charged by other investment companies in addition to the management fees and other expenses paid by the Portfolio.

The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Money Market/Short-Term Securities Risk

To the extent that a Portfolio invests in money market or short-term securities, the Portfolio may be subject to certain risks associated with such investments. An investment in a money market fund or short-term securities is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. It is possible for a Portfolio to lose money by investing in money market funds. A money market fund may not achieve its investment objective. The Portfolio, through its investment in the money market fund or short-term securities, may not achieve its investment objective. Changes in government regulations may affect the value of an investment in a money market fund.

Operational and Cyber Security Risk

The Portfolios are exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of a Portfolio's service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures. Additionally, the Portfolios and their service providers are susceptible to risks resulting from breaches in cyber security, including the theft, corruption, destruction or denial of access to data maintained online or digitally, denial of service on websites and other disruptions. Successful cyber security breaches may adversely impact the Portfolios and their shareholders by, among other things, interfering with the processing of shareholder transactions, impacting a Portfolio's ability to calculate its NAV, causing the release of confidential shareholder or Fund information, impeding trading, causing reputational damage and subjecting a Portfolio to fines, penalties or financial losses. The Portfolios seek to reduce these operational and cyber security risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

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Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, the Portfolios may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for a Portfolio is found in the relevant summary sections and Financial Highlights of its Prospectus. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio). The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a Portfolio with less active trading policies. These effects of high portfolio turnover may adversely affect the performance of a Portfolio.

Real Estate Investment Trusts ("REITs")

REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or could fail to maintain its exemption from registration under 1940 Act. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences.

Repurchase Agreements

The Portfolios may enter into repurchase agreements with certain sellers in accordance with guidelines adopted by the Board. A repurchase agreement is an instrument under which a Portfolio acquires a security and the seller agrees, at the time of the sale, to repurchase the security at an agreed upon time and price. A Portfolio's use of repurchase agreements is generally intended to be a means for the Portfolio to earn income on uninvested cash, but there is no guarantee that a repurchase agreement will provide income.

Repurchase agreements subject a Portfolio to counterparty risks, including the risk that the seller of the underlying security will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security as agreed, which could cause losses to the Portfolio. If the seller defaults on its obligations under the agreement, the Portfolio may incur costs, lose money or suffer delays in exercising its rights under the agreement. If the seller fails to repurchase the underlying instruments collateralizing the repurchase agreement, the Portfolio may lose money. The credit, liquidity and other risks associated with repurchase agreements are heightened when a repurchase agreement is secured by collateral other than cash or U.S. government securities.

Restricted Securities

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws. The principal risk of investing in restricted securities is that they may be difficult to sell.

Rights and Warrants

To the extent that a Portfolio invests in equity securities, the Portfolio may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, a Portfolio will lose its entire investment in such right or warrant.

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Risk of Increase in Expenses

Your actual costs of investing in a Portfolio may be higher than the expenses shown in “Total Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Short Selling

If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Portfolio ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances, the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral held by or pledged to the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, a Portfolio is employing a form of leverage, which creates special risks. The use of leverage may increase a Portfolio's exposure to long equity positions and make any change in the Portfolio's NAV greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that a Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful. A Portfolio cannot guarantee that the use of leverage will produce a higher return on an investment.

Swap Agreements

The Portfolios may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

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Whether the use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to a Portfolio. For example, credit default swaps can result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, is intended to reduce counterparty credit risk. Exchange-trading is expected to decrease illiquidity risk and increase transparency because prices and volumes are posted on the exchange. But central clearing and exchange-trading do not make swap transactions risk-free. Because they are two-party contracts and because they may have terms of greater than seven days, certain swaps may be considered to be illiquid. There is a risk that the other party could go bankrupt and a Portfolio would lose the value of the security or other consideration it should have received in the swap. A Portfolio may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer of credit protection in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement, which can result in the seller incurring a loss substantially greater than the amount invested in the swap. A Portfolio may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A Portfolio’s use of total return swap agreements will subject the Portfolio to the risks applicable to swap agreements discussed herein, and a Portfolio may be adversely affected. For additional information on swaps, see "Derivative Transactions" above. Also, see the "Tax Information" section in the SAI for information regarding the tax considerations relating to swap agreements.

Technology Stock Risk

Investments in technology companies may be subject to various risks, including risks relating to falling prices and profits, competition from new domestic and international market entrants, difficulty in obtaining financing and general economic conditions. In addition, the products of technology companies may face obsolescence associated with rapid technological developments and innovation, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The profitability of technology companies, and a Portfolio's investment in such companies, may be particularly vulnerable to changing market demand, research and development costs and availability and price of components and related commodities, which may be influenced or characterized by unpredictable factors. In addition, technology stocks historically have experienced unusually wide price swings, thus potentially causing a Portfolio's performance to be more volatile than a fund not invested in technology companies.

Terrorism and Market Disruption Risk

Terrorist attacks and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets.

Global political and economic instability could affect the operations of companies in which the Portfolios invest in unpredictable ways, including through disruptions of natural resources supplies and markets and the resulting volatility in commodity prices. The operations of MLPs and companies in the natural resources and energy sectors are subject to many hazards inherent in the exploration for, and development, production, gathering, transportation, processing, storage, refining, distribution, mining or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons, including damage to production equipment, pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction or other equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions.

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The U.S. government has issued warnings that natural resources assets, specifically pipeline infrastructure and production, transmission and distribution facilities, may be future targets of terrorist activities. These dangers give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of impacted companies.

In addition, changes in the insurance markets have made certain types of insurance more difficult, if not impossible, to obtain and have generally resulted in increased premium costs. Companies may not be fully insured against all risks inherent in their business operations and therefore accidents and catastrophic events could adversely affect such companies’ operations, financial conditions and ability to pay distributions to shareholders.

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APPENDIX D

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment restrictions for each of the Portfolios as set forth below are fundamental policies of each Portfolio; i.e., they may not be changed with respect to a Portfolio without shareholder approval. In the context of changes to a fundamental policy, shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Portfolio, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy. Except for those investment policies of a Portfolio specifically identified as fundamental in the Prospectus and this SAI, the Portfolios’ investment objectives as described in the Prospectus, and all other investment policies and practices described in the Prospectus and this SAI are non-fundamental and may be changed by the Board at any time without the approval of shareholders.

Unless otherwise indicated, all of the percentage limitations below and in the investment restrictions recited in the Prospectus apply to each Portfolio on an individual basis, and apply only at the time a transaction is entered into, except that any borrowing by a Portfolio that exceeds applicable limitations must be reduced to meet such limitations within the period required by the 1940 Act. Therefore, a change in the percentage that results from a relative change in values or from a change in a Portfolio’s assets will not be considered a violation of the Portfolio’s policies or restrictions. “Value” for the purposes of all investment restrictions shall mean the value used in determining a Portfolio’s net asset value (“NAV”).

For purposes of applying each Portfolio’s policies with respect to being a “diversified company” or investing in the securities of any one issuer, an issuer will be deemed to be the sole issuer of a security if its assets and revenues alone back the security. However, if a security also is backed by the enforceable obligation of a superior or unrelated governmental entity or company, such entity or company also will be considered an issuer of the security.

If a security is separately guaranteed, either by a governmental entity or other facility (such as a bank guarantee or a letter of credit), such a guarantee will be considered a separate security issued by the guarantor. However, traditional bond insurance on a security will not be treated as a separate security, and the insurer will not be treated as a separate issuer. Therefore, these restrictions do not limit the percentage of a Portfolio’s assets that may be invested in securities insured by a single bond insurer.

Fundamental Investment Restrictions

1.	Each Portfolio may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
2.	Each Portfolio may issue senior securities to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
3.	Each Portfolio may act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
4.	Each Portfolio may purchase or sell real estate or any interests therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
5.	Each Portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
6.	Each Portfolio may make loans, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

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7.	Each Portfolio may not “concentrate” its investments in a particular industry, or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii).
8.	Each Portfolio shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Additional Information Regarding Fundamental Investment Restrictions

Below is additional information regarding the Portfolios’ fundamental investment restrictions and the current meaning of phrases similar to “to the extent permitted under the 1940 Act” as set forth in the restrictions, if applicable. This phrase may be informed by, among other things, guidance and interpretations of the Securities and Exchange Commission (“SEC”) or its staff or exemptive relief from the SEC and, as such, may change from time to time. This information is in addition to, rather than part of, the fundamental investment restrictions themselves.

•	Borrowing. In the event that a Portfolio’s “asset coverage” (as defined in the 1940 Act) at any time falls below 300%, the Portfolio, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, will reduce the amount of its borrowings to the extent required so that the asset coverage of such borrowings will be at least 300%.

•	Concentration. Although the 1940 Act does not define what constitutes “concentration” in an industry or group of industries, the SEC and its staff take the position that any fund that invests more than 25% of the value of its assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry or group of industries.

•	For the purposes of the Portfolios’ fundamental investment restriction relating to concentration each Portfolio may use the industry classifications provided by Bloomberg, L.P., the MSCI/Standard & Poor's Global Industry Classification Standard ("GICS") or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents (or affiliated entity) if their activities are primarily related to financing the activities of the parents (or affiliated entity). Due to their varied economic characteristics, issuers within the financial services industry will be classified at the sub-group level. For each Portfolio, utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. Securities issued by foreign governmental entities (including foreign agencies, foreign municipalities, and foreign instrumentalities) will be classified by country. For purposes of classifying such securities, each foreign country will be deemed a separate industry. Also, for purposes of industry concentration, tax-exempt securities issued by states, municipalities and their political subdivisions are not considered to be part of any industry, unless their payments of interest and/or principal are dependent upon revenues derived from projects, rather than the general obligations of the municipal issuer (such as private activity and revenue bonds).

•	Real Estate. A Portfolio may acquire real estate as a result of ownership of securities or other instruments and a Portfolio may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts.

•	Commodities. Under the federal securities and commodities laws, certain financial instruments such as futures contracts and options thereon, including currency futures, stock index futures or interest rate futures, and certain swaps, including currency swaps, interest rate swaps, swaps on broad-based securities indices and certain credit default swaps, may, under certain circumstances, also be considered to be commodities. Nevertheless, the 1940 Act does not prohibit investments in physical commodities or contracts related to physical commodities.

•	Loans. Although the 1940 Act does not prohibit a fund from making loans, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements.

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•	Senior Securities. A Portfolio may enter into certain transactions that are economically equivalent to borrowing (i.e., reverse repurchase agreements, short sales and certain derivative transactions). Under the 1940 Act and interpretations thereof, borrowing transactions and certain transactions that create leverage will not be considered to constitute the issuance of a “senior security” by a Portfolio, and therefore such transaction will not be subject to the limitations otherwise applicable to borrowings by the Portfolio, if the Portfolio: (1) maintains an offsetting financial position in accordance with applicable SEC guidance or SEC staff interpretations; (2) maintains liquid assets equal in value to the Portfolio’s potential economic exposure under the borrowing transaction; or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance or SEC staff interpretations.

•	Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Portfolio.

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APPENDIX E

RECORD DATE, OUTSTANDING SHARES

AND INTERESTS OF CERTAIN PERSONS

There were __________ shares of the VP Epoch U.S. Small Cap Portfolio that were outstanding and entitled to vote as of the close of business on the Record Date.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the VP Epoch U.S. Small Cap Portfolio or Acquiring Portfolio. Shareholders indicated below holding greater than 25% or more of the Portfolio are considered “controlling persons” of the Portfolio under the 1940 Act.

[To Follow]

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APPENDIX F

Prior Performance for Similarly Managed Accounts

The table below sets forth data relating to the historical performance of the Systematic Small-Cap Core Composite (the “MacKay Shields Composite”), a presentation of the performance of an account managed by MacKay Shields, which has substantially similar investment objectives, policies and strategies as the Acquiring Portfolio (the “Managed Account”), and the Acquiring Portfolio. The MacKay Shields Composite includes all discretionary systematic small-cap core accounts managed with similar objectives for a full month, including those accounts that may no longer be with MacKay Shields. This strategy is a systematic, bottom-up stock selection strategy that seeks to outperform the Russell 2000 Index over a full market cycle.

The Managed Account in the MacKay Shields Composite is not a mutual fund and, thus, was not subject to the requirements of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code, which, if imposed, would have affected performance, and the Managed Account is not subject to certain fees and expenses to which the Acquiring Portfolio is subject. However, the performance information of the MacKay Shields Composite is shown net of the maximum total account fee ([ ]%) that would be paid by any account included in the MacKay Shields Composite to MacKay Shields. In addition, the performance information of the MacKay Shields Composite is shown net of the current expenses of the account with the highest expenses in the MacKay Shields Composite (i.e., the Service Class shares of the Acquiring Portfolio). The performance information of the MacKay Shields Composite is also shown gross of any fees or expenses.

Because the gross performance data of the MacKay Shields Composite shown in the tables does not reflect the deduction of the overall investment advisory fees paid by the Acquiring Portfolio and the other expenses that are applicable to the Acquiring Portfolio, the performance data net of the expenses of the account with the highest expenses in the MacKay Shields Composite may be more relevant to potential investors in the Acquiring Portfolio in their analysis of the historical experience of MacKay Shields in managing Small-Cap Core portfolios with investment objectives, policies and strategies substantially similar to those of the Acquiring Portfolio.

MacKay Shields, an SEC-registered investment adviser, claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards. The firm has been independently verified from January 1, 1988 through June 30, 2018. The verification report is available upon request. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. Verification does not ensure the accuracy of any specific composite presentation. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Indices do not incur management fees, transaction costs or other operating expenses. Investments cannot be made directly into an index. The Russell 2000 Index is referred to for comparative purposes only and is not intended to parallel the risk or investment style of the portfolios in the MacKay Shields Composite.

The MacKay Shields Composite inception date was April 1, 2001. For the period from inception through December 31, 2017, the accounts included in the MacKay Shields Composite were managed by predecessor entities. Substantially all the investment decision-makers became employed by MacKay Shields on December 31, 2017.

F-1

AS EXPLAINED ABOVE, THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE ACQUIRING PORTFOLIO AND ARE NOT INTENDED TO PREDICT OR SUGGEST RETURNS THAT MIGHT BE EXPERIENCED BY THE ACQUIRING PORTFOLIO OR AN INDIVIDUAL INVESTOR HAVING AN INTEREST IN THE ACQUIRING PORTFOLIO. These total return figures represent past performance and do not indicate future results, which will vary, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The information is provided to illustrate the past performance of MacKay Shields in managing the MacKay Shields Composite as measured against the Russell 2000 Index. Investors should not consider this historical performance data a substitute for the performance of the Acquiring Portfolio, nor should investors consider this data an indication of the future performance of the Acquiring Portfolio.

ANNUALIZED TOTAL RETURNS THROUGH JUNE 30, 2018

	MacKay Shields Composite (Gross Returns)	MacKay Shields Composite (Net of Highest Fee Charged by MacKay Shields)	MacKay Shields Composite (Net of Acquiring Portfolio’s Service Class Expenses)	Russell 2000 Index
1 Year	20.62	19.91	19.25	17.57
5 Years	14.34	13.66	13.04	12.46
10 Years	11.12	10.46	9.86	10.60

CALENDAR YEAR TOTAL RETURNS

	MacKay Shields Composite (Gross Returns)	MacKay Shields Composite (Net of Highest Fee Charged by MacKay Shields)	MacKay Shields Composite (Net of Acquiring Portfolio’s Service Class Expenses)	Russell 2000 Index
Fiscal period ended through June 30, 2018	8.77	8.45	8.15	7.66
2017	14.97	14.29	13.66	14.65
2016	20.45	19.72	19.08	21.31
2015	1.68	1.10	0.52	-4.41
2014	7.78	7.17	6.56	4.89
2013	40.26	39.47	38.67	38.82
2012	17.28	16.58	15.95	16.35
2011	-2.37	-2.98	-3.48	-4.18
2010	23.40	22.63	22.00	26.85
2009	21.82	21.05	20.44	27.17
2008	-33.21	-33.63	33.97	-33.79

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APPENDIX G

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance for the periods indicated for VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio. Certain information reflects financial results for a single Portfolio share outstanding throughout each of the periods presented. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the VP Epoch U.S. Small Cap Portfolio or Acquiring Portfolio (assuming reinvestment of all dividends and capital gain distributions and excluding all sales charges). This information has been audited by PricewaterhouseCoopers LLP, except for the information for the six months ended June 30, 2018 which is unaudited, whose report, along with the financial statements, is included in the annual reports for VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio, which are available upon request. The semi-annual reports for the VP Epoch U.S. Small Cap Portfolio and Acquiring Portfolio for the six months ended June 30, 2018 are also available upon request. Following the Reorganization, the Acquiring Portfolio will be the accounting survivor.

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MainStay VP Epoch U.S. Small Cap Portfolio

(Selected per share data and ratios)

	Six months ended June 30,		Year ended December 31,
Initial Class	2018*		2017	2016	2015	2014	2013
Net asset value at beginning of period	$13.32		$12.71	$11.53	$13.52	$13.78	$10.06
Net investment income (loss) (a)	0.05		0.04	0.10	0.08	0.09	0.05
Net realized and unrealized gain (loss) on investments	(0.05)		1.90	1.72	(0.58)	0.72	3.76
Total from investment operations	0.00		1.94	1.82	(0.50)	0.81	3.81
Less dividends and distributions:
From net investment income	—		(0.07)	(0.05)	(0.07)	(0.04)	(0.09)
From net realized gain on investments	—		(1.26)	(0.59)	(1.42)	(1.03)	—
Total dividends and distributions	—		(1.33)	(0.64)	(1.49)	(1.07)	(0.09)
Net asset value at end of period	$13.32		$13.32	$12.71	$11.53	$13.52	$13.78
Total investment return (b)	0.00	%(c)‡	15.80%	16.17%	(3.86)%	6.59%	37.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.77	%††	0.30%	0.82%	0.63%	0.68%	0.39%
Net expenses	0.81	%††	0.80%	0.81%	0.81%	0.82%	0.82%
Portfolio turnover rate	51%		58%	78%	41%	42%	40%
Net assets at end of period (in 000’s)	$259,771		$288,191	$295,531	$282,077	$204,562	$232,795

*	Unaudited.
††	Annualized.
‡	Less than one-tenth of a percent.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.

	Six months ended June 30,	Year ended December 31,
Service Class	2018*	2017	2016	2015	2014	2013
Net asset value at beginning of period	$12.80	$12.27	$11.15	$13.12	$13.41	$9.80
Net investment income (loss) (a)	0.03	0.01	0.07	0.04	0.06	0.01
Net realized and unrealized gain (loss) on investments	(0.05)	1.82	1.66	(0.55)	0.70	3.67
Total from investment operations	(0.02)	1.83	1.73	(0.51)	0.76	3.68
Less dividends and distributions:
From net investment income	—	(0.04)	(0.02)	(0.04)	(0.02)	(0.07)
From net realized gain on investments	—	(1.26)	(0.59)	(1.42)	(1.03)	—
Total dividends and distributions	—	(1.30)	(0.61)	(1.46)	(1.05)	(0.07)
Net asset value at end of period	$12.78	$12.80	$12.27	$11.15	$13.12	$13.41
Total investment return (b)	(0.16)%	15.52%	15.88%	(4.10)%	6.33%	37.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.52%††	0.06%	0.60%	0.33%	0.44%	0.13%
Net expenses	1.06%††	1.05%	1.06%	1.06%	1.07%	1.07%
Portfolio turnover rate	51%	58%	78%	41%	42%	40%
Net assets at end of period (in 000’s)	$208,615	$223,941	$199,205	$184,781	$199,493	$192,987

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.

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MainStay VP MacKay Small Cap Core Portfolio

(Selected per share data and ratios)

Initial Class	Six months ended June 30, 2018*		Year ended December 31, 2017	May 2, 2016** through December 31, 2016
Net asset value at beginning of period	$13.16		$11.73	$10.00
Net investment income (loss) (a)	0.02		0.01	0.03
Net realized and unrealized gain (loss) on investments	1.07		1.63	1.88
Total from investment operations	1.09		1.64	1.91
Less dividends and distributions:
From net investment income	—		—	(0.02)
From net realized gain on investments	—		(0.21)	(0.16)
Total dividends and distributions	—		(0.21)	(0.18)
Net asset value at end of period	$14.25		$13.16	$11.73
Total investment return (b)	8.28	%(c)	13.93%	19.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.36	%††	0.10%	0.39%††
Net expenses	0.89	%††	0.90%	1.00%††
Portfolio turnover rate	77%		159%	180%
Net assets at end of period (in 000’s)	$172,669		$180,840	$164,253

*	Unaudited.
**	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.

Service Class	Six months ended June 30, 2018*		Year ended December 31, 2017	May 2, 2016** through December 31, 2016
Net asset value at beginning of period	$13.11		$11.72	$10.00
Net investment income (loss) (a)	0.01		(0.02)	0.01
Net realized and unrealized gain (loss) on investments	1.07		1.62	1.88
Total from investment operations	1.08		1.60	1.89
Less dividends and distributions:
From net investment income	—		—	(0.01)
From net realized gain on investments	—		(0.21)	(0.16)
Total dividends and distributions	—		(0.21)	(0.17)
Net asset value at end of period	$14.19		$13.11	$11.72
Total investment return (b)	8.24	%(c)	13.64%	18.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.11	%††	(0.15)%	0.16%††
Net expenses	1.14	%††	1.15%	1.25%††
Portfolio turnover rate	77%		159%	180%
Net assets at end of period (in 000’s)	$180,184		$176,295	$175,015

*	Unaudited.
**	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.

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YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTERS WE ARE SUBMITTING FOR YOUR CONSIDERATION ARE SIGNIFICANT TO THE PORTFOLIO AND TO YOU AS A PORTFOLIO SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR PROXY VOTE TODAY!

MainStay VP Epoch U.S. Small Cap Portfolio

PROXY IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 30, 2019

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Meeting”) of the MainStay VP Epoch U.S. Small Cap Portfolio (the “Portfolio”), a series of MainStay VP Funds Trust (“MainStay”), will be held on April 30, 2019 at 10:00 a.m., Eastern time, at the offices of New York Life Investment Management LLC, 51 Madison Avenue, New York, NY 10010. The Board of Trustees of MainStay has fixed the close of business on January 31, 2019 as the Record Date for determination of shareholders of the Portfolio entitled to notice of, and to vote at, the Meeting, or any adjournments or postponements thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints J. Kevin Gao, Thomas Lynch, Thomas C. Humbert, Jr. and Y. Rachel Kuo and each of them, as proxies with the power to appoint his or her substitute, and hereby authorizes them to represent and to vote, as designated on the reverse side hereof, all of the shares of the Portfolio held of record by the undersigned on January 31, 2019 at the Meeting of the Portfolio to be held on April 30, 2019, or at any adjournments or postponements thereof. The undersigned herby revokes any prior proxy to vote at such Meeting, and hereby ratifies and confirms all that said attorneys and proxies, or any of them, may lawfully do by virtue thereof.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on April 30, 2019. If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free 1-800-598-2019. The proxy statement for this meeting is available at:

proxyonline.com/docs/mainstayVP Epoch U.S. Small Cap.pdf

MainStay VP Epoch U.S. Small Cap Portfolio

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Please sign this proxy card exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE ABOVE SIGNED WILL BE CAST IN THE MANNER DIRECTED HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

PLEASE VOTE, DATE AND SIGN AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

Please refer to the Proxy Statement for a discussion of the proposals.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THE BOARD OF TRUSTEES OF MAINSTAY UNANIMOUSLY RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

		FOR	AGAINST	ABSTAIN
1.	To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) providing for the acquisition of the assets and assumption of the liabilities of the MainStay VP Epoch U.S. Small Cap Portfolio, a series of MainStay VP Funds Trust, by MainStay VP MacKay Small Cap Core Portfolio (“Acquiring Portfolio” and together with the MainStay VP Epoch U.S. Small Cap Portfolio, the “Portfolios”), also a series of MainStay VP Funds Trust, in exchange for shares of the Acquiring Portfolio, followed by the complete liquidation of the MainStay VP Epoch U.S. Small Cap Portfolio (“Reorganization”); and	○	○	○
2.	To transact such other business as may properly come before the Special Meeting.	○	○	○

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN

ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE PORTFOLIO.

REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE.

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTERS WE ARE SUBMITTING FOR YOUR CONSIDERATION ARE SIGNIFICANT TO THE PORTFOLIO AND TO YOU AS A PORTFOLIO SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR PROXY VOTE TODAY!

MainStay VP Epoch U.S. Small Cap Portfolio

PROXY IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 30, 2019

INSURANCE COMPANY NAME PRINTS HERE

The undersigned, revoking any previously executed voting instruction cards, hereby directs the above-named Insurance Company to vote all shares of the Fund listed above in which the undersigned had an interest as a policy owner on January 31, 2019, at the special meeting of shareholders (the ”Special Meeting”) of MainStay VP Epoch U.S. Small Cap Portfolio, a series of MainStay VP Funds Trust (“MainStay”), on April 30, 2019 at 10:00 a.m., Eastern time, at the offices of New York Life Investment Management LLC (“New York Life Investments”), 51 Madison Avenue, New York, New York 10010 or any adjournment thereof. Receipt of the related proxy statement and accompanying Notice of Special Meeting that describes the matters to be considered and voted on is hereby acknowledged.

If you fail to return this Voting Instruction Card, depending on your separate account, the Insurance Company will vote all shares of the Fund(s) attributable to your account value in proportion to the votes of policy owners allocating assets to such Fund for which voting instructions are received by the Insurance Company.

Shares will be voted in the manner specified in this Voting Instruction Card when properly executed and delivered. If no direction is made when the duly executed Voting Instruction Card is returned, the Insurance Company will vote in favor of the Proposal.

THE INSURANCE COMPANY IS AUTHORIZED TO VOTE IN ITS DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on April 30, 2019. If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free 1-800-598-2019. The proxy statement for this meeting is available at:

proxyonline.com/docs/mainstayVP Epoch U.S. Small Cap.pdf

MainStay VP Epoch U.S. Small Cap Portfolio

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Please sign this proxy card exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

PROXY CARD

VOTING INSTRUCTION CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

PLEASE VOTE, DATE AND SIGN AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

Please refer to the Proxy Statement for a discussion of the proposals.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THE BOARD OF TRUSTEES OF MAINSTAY UNANIMOUSLY RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

		FOR	AGAINST	ABSTAIN
1.	To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) providing for the acquisition of the assets and assumption of the liabilities of the MainStay VP Epoch U.S. Small Cap Portfolio, a series of MainStay VP Funds Trust, by MainStay VP MacKay Small Cap Core Portfolio (“Acquiring Portfolio” and together with the MainStay VP Epoch U.S. Small Cap Portfolio, the “Portfolios”), also a series of MainStay VP Funds Trust, in exchange for shares of the Acquiring Portfolio, followed by the complete liquidation of the MainStay VP Epoch U.S. Small Cap Portfolio (“Reorganization”); and	○	○	○
2.	To transact such other business as may properly come before the Special Meeting.	○	○	○

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN

ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE PORTFOLIO.

REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE.

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Small Cap Core Portfolio

Statement of Additional Information

______, 2019

Acquisition of the Assets and Liabilities

of the MainStay VP Epoch U.S. Small Cap Portfolio,
(a series of MainStay VP Funds Trust)
(the “VP Epoch U.S. Small Cap Portfolio”)

51 Madison Avenue,

New York, New York 10010

By, and in Exchange for, Shares of the MainStay VP MacKay Small Cap Core Portfolio (a series of MainStay VP Funds Trust) (the “Acquiring Portfolio”) 51 Madison Avenue New York, New York 10010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated ______, 2019, relating specifically to the proposed transfer of the assets of the VP Epoch U.S. Small Cap Portfolio to the Acquiring Portfolio and the assumption of the liabilities of the VP Epoch U.S. Small Cap Portfolio by the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio having an aggregate net asset value equal to those of the VP Epoch U.S. Small Cap Portfolio (the “Reorganization”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is subject to approval by the shareholders of the VP Epoch U.S. Small Cap Portfolio.

To obtain a copy of the Proxy Statement/Prospectus, please contact New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, call toll-free 1-800-598-2019, or by visiting our website at nylinvestments.com/vpdocuments.

GENERAL INFORMATION

A special meeting of Shareholders of the VP Epoch U.S. Small Cap Portfolio will be held to consider the proposed Reorganization on April 30, 2019 at 10:00 a.m. Eastern time at the offices of New York Life Investment Management LLC, located at 51 Madison Avenue, New York, New York 10010. For further information about the Reorganization, see the Proxy Statement/Prospectus.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Portfolio consists of these introductory pages, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information of the VP Epoch U.S. Small Cap Portfolio, dated May 1, 2018, as amended November 30, 2018 (Accession Number 0001144204-18-062449);

2.	The Financial Statements of the VP Epoch U.S. Small Cap Portfolio as included in the VP Epoch U.S. Small Cap Portfolio’s Annual Report for the year ended December 31, 2017, as filed on March 6, 2018 (Accession Number 0001193125-18-071691);

S-1

3.	The Financial Statements of the Acquiring Portfolio as included in the Acquiring Portfolio’s Annual Report for the year ended December 31, 2017, as filed on March 6, 2018 (Accession Number 0001193125-18-071691);

4.	The Semi-Annual Report to shareholders of the VP Epoch U.S. Small Cap Portfolio for the fiscal period ended June 30, 2018 (Accession Number 0001193125-18-265957); and

5.	The Semi-Annual Report to shareholders of the Acquiring Portfolio for the fiscal period ended June 30, 2018 (Accession Number 0001193125-18-265957).

S-2

Reorganization between MainStay VP Epoch U.S. Small Cap Portfolio and

MainStay VP MacKay Small Cap Core Portfolio

FINANCIAL STATEMENTS

For additional information, see the December 31, 2017 annual reports of the VP Epoch U.S. Small Cap Portfolio and Acquiring Portfolio.

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual report noted above, which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below for the six month period ended June 30, 2018 is intended to present ratios and supplemental data as if the Reorganization had been consummated on June 30, 2018, except as otherwise indicated below. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

The Acquiring Portfolio will be used to receive the assets of the VP Epoch U.S. Small Cap Portfolio. Following the Reorganization, the Acquiring Portfolio will be the accounting survivor.

The VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio are both managed by New York Life Investments. The VP Epoch U.S. Small Cap Portfolio is subadvised by Epoch Investment Partners, Inc. The Acquiring Portfolio is subadvised by MacKay Shields LLC. The VP Epoch U.S. Small Cap Portfolio and the Acquiring Portfolio are each a series of MainStay VP Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust, and a “diversified company” (as that term is defined in the 1940 Act).

Each Portfolio offers two class of shares: Initial Class shares and Service Class shares. Service Class shares are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets of Service Class shares.

In connection with the Reorganization, Initial Class and Service Class shareholders of the VP Epoch U.S. Small Cap Portfolio will receive Initial Class and Service Class shares, respectively, of the Acquiring Portfolio.

The net assets of the VP Epoch U.S. Small Cap Portfolio as of December 31, 2018 amounted to approximately $400,198,555. The net assets for the combined portfolio as of December 31, 2018 would have been approximately $661,020,713.

Each Portfolio pays New York Life Investments management fees equal to an annual percentage of its average daily net assets. The VP Epoch U.S. Small Cap Portfolio pays New York Life Investments a management fee as an annual percentage of the VP Epoch U.S. Small Cap Portfolio’s average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion. The Acquiring Portfolio currently pays New York Life Investments a management fee as an annual percentage of the Acquiring Portfolio’s average daily net assets as follows: 0.85% on assets up to $1 billion and 0.80% on assets over $1 billion. Following shareholder approval of the Reorganization, the Acquiring Portfolio will pay New York Life Investments a management fee as an annual percentage of the Acquiring Portfolio’s average daily net assets as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion and 0.75% on assets s greater than $2 billion.

S-3

New York Life Investments pays subadvisory fees for the Acquiring Portfolio to MacKay Shields LLC from New York Life Investments’ own assets.

The following table identifies the various service providers to the Portfolios, other than each Portfolio’s manager and subadvisor. Each of these service providers has entered into an agreement with MainStay Funds VP Trust, as the case may be, that governs the provisions to the Portfolios.

	MainStay VP Epoch U.S. Small Cap Portfolio	MainStay VP MacKay Small Cap Core Portfolio
Distributor	NYLIFE Distributors LLC	NYLIFE Distributors LLC

Custodian	State Street Bank & Trust Company	State Street Bank & Trust Company

Independent registered public accounting firm	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP

On a pro forma basis, for the six months period ended June 30, 2018, the Reorganization would have resulted in a decrease in management fees of $13,940 or less than .01% of net assets and a decrease in other operating expenses (including custodian fees and audit fees) of approximately $40,220 or less than 0.01% of net assets on a pro forma basis for the period ended June 30, 2018. VP Epoch U.S. Small Cap Portfolio shareholders are projected to experience a decrease in total expenses following the Reorganization after the effect of fee waivers and expense reimbursement.

No significant accounting policies will change as a result of the Reorganization, specifically, policies regarding valuation of portfolio securities or compliance with Subchapter M of the Code.

It is anticipated that a majority of the securities held by the VP Epoch U.S. Small Cap Portfolio will have to be sold in connection with the Reorganization and reinvested in accordance with the investment strategies of the Acquiring Portfolio. The direct transaction costs associated with these purchases and sales (including brokerage commissions, transaction charges and related fees) will be borne by New York Life Investments. The cost of these portfolio adjustments is anticipated to be between $200,000 and $300,000 (including brokerage commissions, transaction charges and related fees). During this transition period, the VP Epoch U.S. Small Cap Portfolio may not pursue its investment objective and principal investment strategies.

Additionally, New York Life Investments will bear 100% of the costs related to the preparation, distribution and filing of the Proxy Statement/Prospectus and the costs associated with any other required regulatory filings. These costs are estimated by New York Life Investments to be between $400,000 and $450,000.

It is anticipated that the Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither the VP Epoch U.S. Small Cap Portfolio, nor their respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement, and the aggregate tax basis of the Acquiring Portfolio shares received by each VP Epoch U.S. Small Cap Portfolio shareholder will be the same as the aggregate tax basis of the shares of the VP Epoch U.S. Small Cap Portfolio exchanged therefor immediately before the Reorganization.

S-4

MAINSTAY VP FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The MainStay Group of Funds, which includes MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only. Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay VP Funds Trust’s (“Registrant’s”) Amended and Restated Declaration of Trust states as follows:

Section 3.	Indemnification.

(a)          For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)          Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)          every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)         every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)        every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)          Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)          No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust.

(e)          With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)	by the court or other body before which the Proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f)           The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g)          Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 5.	Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

ITEM 16. EXHIBITS

(1)	Charter of Registrant

a.	Amended and Restated Declaration of Trust, dated as of August 19, 2016 – Previously filed with Post-Effective Amendment No. 89 as Exhibit (a)(1) on September 12, 2016*

(2)	By-Laws

a.	By-Laws of the Registrant dated December 15, 2010, as Amended and Restated June 4, 2015 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (b)(1) on May 2, 2016*

(3)	Voting Trust Agreement – Inapplicable.

(4)	Agreement of Reorganization

a.	Form of Agreement and Plan of Reorganization - Filed herewith as Appendix A to this Proxy Statement/Prospectus

(5)	See the Amended and Restated Declaration of Trust (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above).

(6)	Investment Advisory Contracts

a.	Amended and Restated Management Agreement dated May 1, 2015 between the Registrant and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 80 as Exhibit (d)(1) on May 1, 2015*

(i)	Amendment dated January 15, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (d)(1)(a) on May 2, 2016*

(ii)	Amendment dated May 1, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (d)(1)(b) on May 2, 2016*

(iii)	Amendment dated July 29, 2016 – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(1)(c) on August 10, 2017*

(iv)	Amendment dated March 13, 2017 – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(1)(d) on August 10, 2017*

(v)	Amendment dated August 4, 2017 – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(1)(e) on August 10, 2017*

(vi)	Amendment dated May 1, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(1)(f) on September 10, 2018*

(vii)	Amendment dated September 10, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(1)(g) on September 10, 2018*

(viii)	Amendment dated October 1, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(1)(h) on November 30, 2018*

(ix)	Amendment dated November 30, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(1)(i) on November 30, 2018*

b.	Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated March 31, 2017 - Previously filed as Exhibit (d)(2) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

(i)	Amendment dated May 8, 2017 - Previously filed as Exhibit (d)(2) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

c.	Subadvisory Agreement dated January 1, 2018 between New York Life Investment Management LLC and MacKay Shields LLC – Previously filed as Exhibit (d)(3) to MainStay VP Funds Trust Post-Effective Amendment No. 97 on April 13, 2018.

(i)	Amendment dated February 28, 2018 – Previously filed as Exhibit (d)(3)(a) to MainStay VP Funds Trust Post-Effective Amendment No. 97 on April 13, 2018.
(ii)	Amendment dated May 1, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(3)(b) on September 10, 2018*
(iii)	Amendment dated May 22, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(3)(c) on September 10, 2018*
(iv)	Amendment dated November 30, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(3)(d) on November 30, 2018*

d.	Subadvisory Agreement dated October 1, 2014 between New York Life Investment Management LLC and Winslow Capital Management LLC – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(6) on August 10, 2017*

(i)	Amendment dated February 28, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (d)(6)(b) on May 2, 2016*

e.	Subadvisory Agreement dated January 20, 2012 between New York Life Investment Management LLC and Eagle Asset Management, Inc. – Previously filed with Post-Effective Amendment No. 66 as Exhibit (d)(9) on April 11, 2012*

f.	Subadvisory Agreement dated May 30, 2017 between New York Life Investment Management LLC and Janus Capital Management LLC – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(8) on August 10, 2017*

g.	Subadvisory Agreement dated November 30, 2018 between New York Life Investment Management LLC and BNY Mellon Asset Management North America Corporation – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(7) on November 30, 2018*

h.	Subadvisory Agreement dated February 3, 2012 between New York Life Investment Management LLC and Pacific Investment Management Company LLC – Previously filed with Post-Effective Amendment No. 66 as Exhibit (d)(12) on April 11, 2012*

i.	Subadvisory Agreement dated February 13, 2012 between New York Life Investment Management LLC and T. Rowe Price Associates, Inc. – Previously filed with Post-Effective Amendment No. 66 as Exhibit (d)(13) on April 11, 2012*

(i)	Amendment dated October 1, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(9)(a) on November 30, 2018*

j.	Subadvisory Agreement dated November 30, 2018 between New York Life Investment Management LLC and FIAM LLC – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(10) on November 30, 2018*

k.	Subadvisory Agreement dated November 15, 2017 between New York Life Investment Management LLC and Candriam Belgium – Previously filed as Exhibit (d)(11) to MainStay VP Funds Trust Post-Effective Amendment No. 97 on April 13, 2018.

(i)	Amendment dated February 28, 2018 – Previously filed as Exhibit (d)(11)(a) to MainStay VP Funds Trust Post-Effective Amendment No. 97 on April 13, 2018.

l.	Subadvisory Agreement dated May 1, 2015 between New York Life Investment Management LLC and Cushing Asset Management, LP – Previously filed with Post-Effective Amendment No. 89 as Exhibit (d)(15) on September 12, 2016*

(i)	Amendment dated April 5, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (d)(15)(b) on May 2, 2016*
(ii)	Amendment dated May 1, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(12)(b) on September 10, 2018*

(iii)	Amendment dated November 30, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(12)(c) on November 30, 2018*

m.	Subadvisory Agreement dated May 1, 2014 between New York Life Investment Management LLC and NYL Investors LLC – Previously filed with Post-Effective Amendment No. 80 as Exhibit (d)(17) on May 1, 2015*

(i)	Amendment dated May 1, 2015 – Previously filed with Post-Effective Amendment No. 89 as Exhibit (d)(16)(a) on September 12, 2016*
(ii)	Amendment dated May 1, 2017 – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(16)(b) on August 10, 2017*

n.	Subadvisory Agreement dated September 10, 2018 between New York Life Investment Management LLC and IndexIQ Advisors LLC – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(15) on September 10, 2018*

(7)	Underwriting Contracts

a.	Amended and Restated Distribution and Service Agreement dated May 1, 2016 (Service and Service 2) – Previously filed with Post-Effective Amendment No. 88 as Exhibit (e)(1) on May 2, 2016*

(8)	Bonus or Profit Sharing Contracts – Inapplicable.

(9)	Custodian Agreements

a.	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed with Post-Effective Amendment No. 9 as Exhibit (g)(1) to MainStay Funds Trust’s Registration Statement on February 28, 2011*

(i)	First Amendment dated April 29, 2011 to the Amended and Restated Master Custodian Agreement- Previously filed with Post-Effective Amendment No. 56 as Exhibit (g)(1)(a) on April 29, 2011*
(ii)	Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. 73 to MainStay Funds Trust’s Registration Statement on February 27, 2015.*
(iii)	Amendment to Custodian Agreement dated June 18, 2015 – Previously filed as Exhibit (g)(1)(b) to Post-Effective Amendment No. 85 to MainStay Funds Trust’s Registration Statement on August 28, 2015.*
(iv)	Amendment dated December 22, 2015 – Previously filed as Exhibit (g)(1)(c) to Post-Effective Amendment No. 89 to MainStay Funds Trust’s Registration Statement on February 26, 2016.*
(v)	Amendment dated February 29, 2016 (Retirement 2060) – Previously filed as Exhibit (g)(1)(d) to Post-Effective Amendment No. 94 to MainStay Funds Trust’s Registration Statement on June 20, 2016.*
(vi)	Amendment dated February 29, 2016 (Appendix) – Previously filed as Exhibit (g)(1)(e) to Post-Effective Amendment No. 94 to MainStay Funds Trust’s Registration Statement on June 20, 2016.*
(vii)	Amendments dated May 1, 2016 (VP US Small Cap & Small Cap Core) – Previously filed with Post-Effective Amendment No. 88 as Exhibit (g)(1)(g) on May 2, 2016*
(viii)	Amendment dated June 16, 2016 to the Master Custodian Agreement (appendix) – Previously filed as Exhibit (g)(1)(h) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016*
(ix)	Amendment dated June 17, 2016 to the Master Custodian Agreement (appendix) – Previously filed as Exhibit (g)(1)(i) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016*
(x)	Amendment dated June 30, 2016 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(j) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016*
(xi)	Amendment dated October 15, 2016 to the Master Custodian Agreement - Previously filed as Exhibit (g)(1)(k) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

(xii)	Amendment dated March 13, 2017 to the Master Custodian Agreement - Previously filed as Exhibit (g)(1)(l) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*
(xiii)	Amendment dated May 5, 2017 to the Master Custodian Agreement - Previously filed as Exhibit (g)(1)(m) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*
(xiv)	Amendment dated August 30, 2017 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (g)(1)(n) on September 10, 2018*
(xv)	Amendment dated November 15, 2017 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (g)(1)(o) on September 10, 2018*
(xvi)	Amendments dated February 28, 2018, May 22, 2018, July 2, 2018, September 10, 2018 and November 30, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (g)(1)(p) on November 30, 2018*

b.	Amended and Restated Master Delegation Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed with Post-Effective Amendment No. 9 as Exhibit (g)(2) to MainStay Funds Trust’s Registration Statement on February 28, 2011*

(i)	First Amendment dated April 29, 2011 to the Amended and Restated Master Delegation Agreement – Previously filed with Post-Effective No. 56 as Exhibit (g)(2)(a) on April 29, 2011*
(ii)	Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(2)(a) to Post-Effective Amendment No. to MainStay Funds Trust’s Registration Statement on February 27, 2015.*
(iii)	Amendment to Delegation Agreement dated June 18, 2015 – Previously filed as Exhibit (g)(2)(b) to Post-Effective Amendment No. 85 to MainStay Funds Trust’s Registration Statement on August 28, 2015.*
(iv)	Amendment dated February 29, 2016 (Retirement 2060) – Previously filed as Exhibit (g)(2)(c) to Post-Effective Amendment No. 94 to MainStay Funds Trust’s Registration Statement on June 20, 2016.*
(v)	Amendment dated February 29, 2016 (Appendix) – Previously filed as Exhibit (g)(2)(d) to Post-Effective Amendment No. 94 to MainStay Funds Trust’s Registration Statement on June 20, 2016.*
(vi)	Amendments dated May 1, 2016 (VP US Small Cap & Small Cap Core) – Previously filed with Post-Effective Amendment No. 88 as Exhibit (g)(2)(f) on May 2, 2016*
(vii)	Amendment dated June 16, 2016 to the Master Delegation Agreement (appendix) – Previously filed as Exhibit (g)(2)(g) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016*
(viii)	Amendment dated June 17, 2016 to the Master Delegation Agreement (appendix) – Previously filed as Exhibit (g)(2)(h) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016*
(ix)	Amendment dated June 30, 2016 to the Master Delegation Agreement – Previously filed as Exhibit (g)(2)(i) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016*
(x)	Amendment dated October 15, 2016 to the Master Delegation Agreement - Previously filed as Exhibit (g)(2)(j) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*
(xi)	Amendment dated March 13, 2017 to the Master Delegation Agreement - Previously filed as Exhibit (g)(2)(k) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*
(xii)	Amendment dated May 5, 2017 to the Master Delegation Agreement - Previously filed as Exhibit (g)(2)(l) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*
(xiii)	Amendment dated August 30, 2017 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (g)(2)(m) on September 10, 2018*
(xiv)	Amendment dated November 15, 2017 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (g)(2)(n) on September 10, 2018*
(xv)	Amendments dated February 28, 2018, May 22, 2018, July 2, 2018, September 10, 2018 and November 30, 2018 –Previously filed with Post-Effective Amendment No. 103 as Exhibit (g)(2)(o) on November 30, 2018*

(10)	Rule 12b-1 and Rule 18f-3 Plan

a.	12b-1 Distribution and Service Plan for Service Class dated January 15, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (m)(1) on May 2, 2016*
b.	12b-1 Distribution and Service Plan for Service 2 Class dated May 1, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (m)(2) on May 2, 2016*
c.	Amended 18f-3 Plan dated May 1, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (n)(1) on May 2, 2016*

(11)	Opinion of counsel regarding legality of the securities being registered – Filed herewith

(12)	Tax Opinions – To be filed by amendment.

(13)	Other Material Contracts

a.	Amended and Restated Fund Participation Agreement between and among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc. and New York Life Investment Management LLC dated June 30, 2010 – Previously filed with Post-Effective Amendment No. 56 as Exhibit (h)(1) on April 29, 2011*

(i)	Assignment and Amendment dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 as Exhibit (h)(1)(a) on April 29, 2011*
(ii)	Addendum dated February 17, 2012 – Previously filed with Post-Effective Amendment No. 66 as Exhibit (h)(1)(b) on April 11, 2012*
(iii)	Amendment dated January 15, 2016 – Previously filed with Post-Effective Amendment No. 89 as Exhibit (h)(1)(c) on September 12, 2016*
(iv)	Amendment dated May 1, 2016 – Previously filed with Post-Effective Amendment No. 89 as Exhibit (h)(1)(d) on September 12, 2016*

b.	Form of Stock License Agreement relating to the use of the New York Life name and service marks - Previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 28 as Exhibit (h)(2) filed on April 14, 2000*

c.	Master Administration Agreement between MainStay VP Series Fund, Inc. and New York Life Insurance and Annuity Corporation – Previously filed with Post-Effective Amendment No. 30 as Exhibit (h)(3) filed on April 13, 2001*

(i)	Form of Substitution Agreement substituting NYLIM for NYLIAC – Previously filed with Post-Effective Amendment No. 30 as Exhibit (h)(3)(a) filed on April 13, 2001*
(ii)	Administration Agreement Supplements – Previously filed with Post-Effective Amendment No. 41 as Exhibit (4)(4) filed on April 5, 2005*

d.	Amended and Restated Expense Limitation Agreement dated September 10, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (h)(4) on November 30, 2018*

e.	Notice of Contractual Fee Waiver dated May 1, 2015 (Janus and Eagle) - Previously filed with Post-Effective Amendment No. 80 as Exhibit (h)(5) on May 1, 2015*

f.	Notice of Contractual Fee Waiver dated February 29, 2016 (Large Cap Growth) – Previously filed with Post-Effective Amendment No. 88 as Exhibit (h)(6) on May 2, 2016*

g.	Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to MainStay Funds Trust’s Registration Statement on October 30, 2009.*

(i)	Amendment dated April 11, 2016 to the Amended and Restated Transfer Agency Agreement dated October 1, 2008 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (h)(7)(a) on May 2, 2016*
(ii)	Amendment dated June 30, 2016 – Previously filed as Exhibit (h)(1)(a)(xi) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016*
(iii)	Amendment dated March 13, 2017 – Previously filed as Exhibit (h)(1)(a)(xii) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*
(iv)	Amendment dated April 11, 2017 – Previously filed as Exhibit (h)(1)(a)(xiii) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*
(v)	Amendment dated May 8, 2017 – Previously filed as Exhibit (h)(1)(a)(xiv) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*
(vi)	Amendment dated May 22, 2017 – Previously filed as Exhibit (h)(1)(a)(xv) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

(vii)	Amendment dated November 15, 2017 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (h)(7)(f) on September 10, 2018*

(viii)	Amendment dated February 28, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (h)(7)(g) on September 10, 2018*

(ix)	Amendment dated May 22, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (h)(7)(h) on September 10, 2018*

(x)	Amendment dated July 2, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (h)(7)(i) on September 10, 2018*

(xi)	Amendment dated November 30, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (h)(7)(j) on November 30, 2018*

h.	Fund Participation Agreement dated May 1, 2016 with Nationwide – Previously filed with Post-Effective Amendment No. 88 as Exhibit (h)(8) on May 2, 2016*

i.	Shareholder Services Plan for Service 2 Class adopted December 2015 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (h)(9) on May 2, 2016*

j.	Appointment of Agent for Service (VP Cayman Sub) – Previously filed with Post-Effective Amendment No. 89 as Exhibit (h)(10) on September 12, 2016*

k.	Fund Participation Agreement dated May 1, 2017 with Jefferson National – Previously filed with Post-Effective Amendment No. 96 as Exhibit (h)(11) on August 10, 2017*

(14)	Other Opinions

Consent of Independent Registered Public Accounting Firm – Filed herewith

(15)	Omitted Financial Statements – Inapplicable.

(16)	Powers of Attorney – Filed herewith

(17)	Additional Exhibits – Inapplicable.

* Incorporated by reference.

ITEM 17. UNDERTAKINGS.

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City in the State of New Jersey, on the 22nd day of January, 2019.

MAINSTAY VP FUNDS TRUST

By: /s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 22, 2019.

	SIGNATURE	TITLE

	/s/ Kirk C. Lehneis	President and Principal Executive Officer
Kirk C. Lehneis

	/s/ Susan B. Kerley* Susan B. Kerley	Trustee and Chairman of the Board

	/s/ David H. Chow* David H. Chow	Trustee

	/s/ Yie-Hsin Hung*	Trustee
Yie-Hsin Hung

	/s/ Alan R. Latshaw* Alan R. Latshaw	Trustee

	/s/ Richard H. Nolan, Jr.* Richard H. Nolan, Jr.	Trustee

	/s/ Jacques P. Perold* Jacques P. Perold	Trustee

	/s/ Richard S. Trutanic* Richard S. Trutanic	Trustee

	Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer

By*	/s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact

*    Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit

11	Opinion of Counsel regarding legality of the securities being registered

14	Consent of Independent Registered Public Accounting Firm

16	Powers of Attorney